Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 92.3%
Brazil 11.5%
1,076,434	Banco Bradesco SA	$3,776,924
809,927	Petroleo Brasileiro SA - Petrobras	6,743,304
1,326,455	Sao Martinho SA	4,464,859
719,181	Telefonica Brasil SA	4,821,580
437,158	Vale SA ADR	7,103,818
		26,910,485
Chile 2.3%
106,444,857	Cia Sud Americana de Vapores SA	5,320,808
China 26.4%
1,899,000	Anhui Conch Cement Co. Ltd. Class H	4,611,258
171,896	Autohome, Inc. ADR	3,001,304
377,950	Baidu, Inc. Class A *	6,269,507
5,128,000	China Construction Bank Corp. Class H	5,555,350
1,874,000	China Resources Land Ltd.	8,445,901
853,300	Gree Electric Appliances, Inc. of Zhuhai Class A	4,940,470
5,940,000	Kunlun Energy Co. Ltd.	5,426,942
88,835	PDD Holdings, Inc. ADR *	7,501,227
241,585	Qfin Holdings, Inc. ADR	3,884,687
92,300	Tencent Holdings Ltd.	5,031,397
2,716,000	Xinhua Winshare Publishing & Media Co. Ltd. Class H	3,396,343
1,399,400	Yangzijiang Shipbuilding Holdings Ltd.	3,991,237
		62,055,623
Greece 2.1%
1,095,816	Alpha Bank SA	4,997,604
Hong Kong 4.8%
4,792,000	United Laboratories International Holdings Ltd.	5,380,903
880,800	VTech Holdings Ltd.	5,760,058
		11,140,961
Hungary 4.3%
238,623	Richter Gedeon Nyrt	10,097,492
Indonesia 5.2%
18,225,000	Bukit Asam Persero Tbk. PT	2,835,226
27,149,200	Perusahaan Gas Negara Persero Tbk. PT	2,772,652
41,158,900	Semen Indonesia Persero Tbk. PT	3,892,476
Number of Shares		Value
Indonesia – cont'd
16,395,300	Telkom Indonesia Persero Tbk. PT	$2,779,953
		12,280,307
Kazakhstan 2.1%
153,225	Halyk Savings Bank of Kazakhstan JSC GDR (a)	4,903,200
Kenya 1.2%
4,952,654	Equity Group Holdings PLC	2,879,005
Korea 13.9%
10,077	Hyundai Mobis Co. Ltd.	5,135,458
314,236	iM Financial Group Co. Ltd.	3,615,695
28,358	KB Financial Group, Inc.	2,833,918
14,945	KCC Corp.	5,454,380
42,919	Kia Corp.	4,818,776
87,513	Orion Corp.	7,526,002
50,305	Shinhan Financial Group Co. Ltd.	3,124,451
		32,508,680
Mexico 6.6%
1,775,479	Becle SAB de CV (b)	1,459,340
518,241	El Puerto de Liverpool SAB de CV Class C1 (b)	3,078,597
1,521,874	Megacable Holdings SAB de CV (b)(c)	5,189,663
120,332	Ternium SA ADR	5,806,019
		15,533,619
Philippines 1.8%
2,271,429	BDO Unibank, Inc.	4,207,477
Slovenia 1.2%
56,184	Nova Ljubljanska Banka DD GDR (a)	2,883,452
Taiwan 2.0%
189,000	Asustek Computer, Inc.	4,591,435
Thailand 3.5%
1,346,900	Kasikornbank PCL	8,318,541
Turkey 2.0%
11,079,321	Anadolu Efes Biracilik Ve Malt Sanayii AS	4,629,896
United States 1.4%
1,833,300	Samsonite Group SA (a)	3,387,332

Total Common Stocks (Cost $213,381,108)		216,645,917
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 1.1%
India 1.1%
217,973	Gupshup, Inc., Series F*#(d)(e) (Cost$4,983,996)	$2,576,441

Short-Term Investments 4.9%
Investment Companies 4.9%
10,835,993	State Street Institutional Treasury Money Market Fund Premier Class, 3.63%(f)	10,835,993
Number of Shares		Value
Investment Companies – cont'd
514,988	State Street Navigator Securities Lending Government Money Market Portfolio, 3.64%(f)(g)	$514,988
Total Short-Term Investments (Cost $11,350,981)		11,350,981
Total Investments 98.3% (Cost $229,716,085)		230,573,339
Other Assets Less Liabilities 1.7%		4,058,962
Net Assets 100.0%		$234,632,301

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at May 31, 2026 amounted to $11,173,984, which represents 4.8% of net assets of the Fund.

(b)
All or a portion of this security is on loan at May 31, 2026. Total value of all such securities at May 31,
2026 amounted to $1,149,851, collateralized by cash collateral of $514,988 and non-cash
(U.S. Treasury Securities) collateral of $714,685 for the Fund.

(c)	Security represented in Units.
(d)	Value determined using significant unobservable inputs.
(e)
Security fair valued as of May 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at May 31, 2026 amounted to $2,576,441, which represents
1.1% of net assets of the Fund.

(f)	Represents 7-day effective yield as of May 31, 2026.
(g)	Represents investment of cash collateral received from securities lending.
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2026 amounted to $2,576,441, which represents 1.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2026	Fair Value Percentage of Net Assets as of 5/31/2026
Gupshup, Inc. (Series F Preferred Shares)	7/16/2021	$4,983,996	$2,576,441	1.1%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$47,095,617	20.1%
Pharmaceuticals	15,478,395	6.6%
Interactive Media & Services	14,302,208	6.1%
Metals & Mining	12,909,837	5.5%
Food Products	11,990,861	5.1%
Broadline Retail	10,579,824	4.5%
Oil, Gas & Consumable Fuels	9,578,530	4.1%
Media	8,586,006	3.7%
Construction Materials	8,503,734	3.6%
Real Estate Management & Development	8,445,901	3.6%
Gas Utilities	8,199,594	3.5%
Diversified Telecommunication Services	7,601,533	3.2%
Beverages	6,089,236	2.6%
Communications Equipment	5,760,058	2.4%
Chemicals	5,454,380	2.3%
Marine Transportation	5,320,808	2.3%
Automobile Components	5,135,458	2.2%
Household Durables	4,940,470	2.1%
Automobiles	4,818,776	2.0%
Technology Hardware, Storage & Peripherals	4,591,435	2.0%
Machinery	3,991,237	1.7%
Consumer Finance	3,884,687	1.7%
Textiles, Apparel & Luxury Goods	3,387,332	1.4%
IT Services	2,576,441	1.1%
Short-Term Investments and Other Assets—Net	15,409,943	6.6%
	$234,632,301	100.0%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$216,645,917	$—	$—	$216,645,917
Preferred Stocks#	—	—	2,576,441	2,576,441
Short-Term Investments	—	11,350,981	—	11,350,981
Total Investments	$216,645,917	$11,350,981	$2,576,441	$230,573,339

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2026
Investments in Securities:
Common Stocks	$2,656	$—	$(4,138)	$347	$6,997	$(5,862)	$—	$—	$—	$—
Preferred Stocks(1)	9,749	—	—	(175)	—	(6,998)	—	—	2,576	(983)
Total	$12,405	$—	$(4,138)	$172	$6,997	$(12,860)	$—	$—	$2,576	$(983)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Preferred Stocks	$2,576,441	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.7x	2.7x	Increase
			Discount Rate	3.5%	3.5%	Decrease
			Term (Years)	1.1	1.1	Decrease
			Expected Volatility	50.0%	50.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 97.3%
Aerospace & Defense 4.5%
921,640	BAE Systems PLC	$25,108,917
70,815	RTX Corp.	12,722,623
930,300	Singapore Technologies Engineering Ltd.	8,295,251
		46,126,791
Banks 6.9%
416,665	Bank of America Corp.	21,499,914
95,430	JPMorgan Chase & Co.(a)	28,563,153
266,146	Wells Fargo & Co.	20,636,961
		70,700,028
Beverages 1.3%
170,605	Coca-Cola Co.	13,479,501
Capital Markets 6.5%
108,450	ARES Management Corp. Class A	13,935,825
39,870	CME Group, Inc.	10,906,040
14,971	Goldman Sachs Group, Inc.	15,353,659
125,861	Morgan Stanley	26,179,088
		66,374,612
Chemicals 2.5%
369,440	Nutrien Ltd.	25,325,112
Construction & Engineering 2.1%
311,700	Ferrovial NV	21,341,371
Construction Materials 2.6%
86,275	CRH PLC	9,385,857
80,540	Heidelberg Materials AG	17,924,103
		27,309,960
Containers & Packaging 1.6%
77,300	Packaging Corp. of America	16,921,743
Diversified Telecommunication Services 1.8%
31,345	Deutsche Telekom AG	1,055,145
5,197,600	Singapore Telecommunications Ltd.	17,674,894
		18,730,039
Electrical Equipment 2.1%
154,010	Emerson Electric Co.	22,149,718
Energy Equipment & Services 2.7%
593,535	Noble Corp. PLC	27,587,507
Food Products 2.9%
112,403	Hershey Co.	21,809,554
Number of Shares		Value
Food Products – cont'd
137,365	Mondelez International, Inc. Class A	$8,402,617
		30,212,171
Gas Utilities 5.1%
401,450	MDU Resources Group, Inc.	8,462,566
300,901	Southwest Gas Holdings, Inc.	25,940,675
503,131	UGI Corp.	17,569,335
		51,972,576
Ground Transportation 1.2%
48,000	Union Pacific Corp.	12,606,720
Health Care Equipment & Supplies 0.7%
85,500	Abbott Laboratories	7,318,800
Health Care Providers & Services 0.9%
683,845	Sonic Healthcare Ltd.	9,594,348
Health Care REITs 1.8%
289,925	Healthpeak Properties, Inc.	5,552,064
153,735	Ventas, Inc.	12,978,308
		18,530,372
Hotels, Restaurants & Leisure 3.3%
111,000	Darden Restaurants, Inc.	22,634,010
41,645	McDonald's Corp.	11,627,284
		34,261,294
Household Products 1.3%
91,324	Procter & Gamble Co.	13,110,473
Industrial REITs 1.1%
169,700	Terreno Realty Corp.	11,147,593
Insurance 2.0%
138,680	American International Group, Inc.	10,294,216
119,650	Unum Group	9,958,470
		20,252,686
IT Services 1.0%
35,886	International Business Machines Corp.	10,686,851
Media 0.9%
877,235	Informa PLC	9,583,291
Metals & Mining 5.2%
93,729	Agnico Eagle Mines Ltd.	17,166,466
63,907	Southern Copper Corp.	12,225,359
286,775	Valterra Platinum Ltd.	23,875,810
		53,267,635
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Multi-Utilities 8.2%
3,427,221	Algonquin Power & Utilities Corp.	$20,186,332
666,075	CenterPoint Energy, Inc.	28,148,329
258,775	CMS Energy Corp.	18,779,302
188,345	Sempra	16,787,190
		83,901,153
Oil, Gas & Consumable Fuels 6.4%
72,278	Expand Energy Corp.	6,720,409
139,365	Exxon Mobil Corp.	20,244,160
359,915	Pembina Pipeline Corp.	16,754,043
28,820	Targa Resources Corp.	7,351,117
207,980	Williams Cos., Inc.	14,847,692
		65,917,421
Pharmaceuticals 6.2%
130,450	AstraZeneca PLC	24,220,651
112,605	Merck & Co., Inc.	13,368,466
497,396	Roche Holding AG ADR	26,063,550
		63,652,667
Residential REITs 2.1%
725,130	Invitation Homes, Inc.	21,210,053
Retail REITs 3.0%
1,013,816	Brixmor Property Group, Inc.	30,982,217
Semiconductors & Semiconductor Equipment 5.2%
44,382	Analog Devices, Inc.	18,367,491
114,130	Texas Instruments, Inc.	34,887,258
		53,254,749
Number of Shares		Value
Software 1.0%
22,250	Microsoft Corp.	$10,017,840
Specialty Retail 2.2%
19,770	Home Depot, Inc.	6,269,858
263,099	Industria de Diseno Textil SA	16,356,630
		22,626,488
Tobacco 1.0%
55,641	Philip Morris International, Inc.	9,869,601
Total Common Stocks (Cost $694,826,255)		1,000,023,381

Short-Term Investments 2.6%
Investment Companies 2.6%
26,499,211	State Street Institutional Treasury Money Market Fund Premier Class, 3.63%(b) (Cost $26,499,211)	26,499,211
Total Investments 99.9% (Cost $721,325,466)		1,026,522,592
Other Assets Less Liabilities 0.1%(c)		911,190
Net Assets 100.0%		$1,027,433,782

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of May 31, 2026.
(c)	Includes the impact of the Fund’s open positions in derivatives at May 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$754,677,029	73.5%
Canada	79,431,953	7.7%
United Kingdom	58,912,859	5.7%
Singapore	25,970,145	2.5%
South Africa	23,875,810	2.3%
Germany	18,979,248	1.9%
Spain	16,356,630	1.6%
Mexico	12,225,359	1.2%
Australia	9,594,348	0.9%
Short-Term Investments and Other Assets—Net	27,410,401	2.7%
	$1,027,433,782	100.0%
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At May 31, 2026, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Metals & Mining
Southern Copper Corp.	125	$(2,391,250)	$220	6/18/2026	$(29,375)
Southern Copper Corp.	125	(2,391,250)	230	6/18/2026	(16,563)
					(45,938)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.	100	(1,452,600)	190	6/18/2026	(600)
Targa Resources Corp.	75	(1,913,025)	320	7/17/2026	(5,625)
					(6,225)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	75	(2,292,600)	320	6/18/2026	(58,312)
Texas Instruments, Inc.	75	(2,292,600)	330	7/17/2026	(92,250)
					(150,562)
Total calls					$(202,725)
Puts
Capital Markets
ARES Management Corp.	200	(2,570,000)	100	6/18/2026	(7,500)
ARES Management Corp.	200	(2,570,000)	105	6/18/2026	(12,500)
					(20,000)
Electrical Equipment
Eaton Corp. PLC	75	(3,004,500)	340	7/17/2026	(29,625)
Eaton Corp. PLC	75	(3,004,500)	350	7/17/2026	(36,750)
					(66,375)
Food Products
Hershey Co.	150	(2,910,450)	165	7/17/2026	(24,375)
Health Care Equipment & Supplies
Abbott Laboratories	300	(2,568,000)	80	6/18/2026	(19,500)
Abbott Laboratories	300	(2,568,000)	85	6/18/2026	(49,500)
					(69,000)
IT Services
International Business Machines Corp.	125	(3,722,500)	180	6/18/2026	(625)
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts (cont’d)
Textiles, Apparel & Luxury Goods
NIKE, Inc.	800	$(3,698,400)	$32.5	6/18/2026	$(800)
Total puts					$(181,175)
Total options written (premium received $403,482)					$(383,900)
At May 31, 2026, the Fund had securities pledged in the amount of $15,923,292 to cover collateral requirements for options written.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,000,023,381	$—	$—	$1,000,023,381
Short-Term Investments	—	26,499,211	—	26,499,211
Total Investments	$1,000,023,381	$26,499,211	$—	$1,026,522,592

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(383,900)	$—	$—	$(383,900)
Total	$(383,900)	$—	$—	$(383,900)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2026
Other Financial Instruments
Written Option Contracts(1)	$(13)	$—	$42	$(29)	$—	$—	$—	$—	$—	$—
Total	$(13)	$—	$42	$(29)	$—	$—	$—	$—	$—	$—
(1) At May 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 92.9%
Aerospace & Defense 1.0%
15,677	Lockheed Martin Corp.	$8,315,865
Automobile Components 1.8%
180,908	Continental AG	15,057,748
Automobiles 1.0%
419,300	Toyota Motor Corp.	8,008,731
Banks 13.4%
2,023,962	Banco Bradesco SA	7,101,551
2,774,191	Barclays PLC	17,109,023
52,534	Citigroup, Inc.	6,614,031
918,535	Itau Unibanco Holding SA	7,290,668
1,522,200	Mitsubishi UFJ Financial Group, Inc.	28,663,409
652,259	Standard Chartered PLC	17,510,845
314,159	UniCredit SpA	27,204,133
		111,493,660
Broadline Retail 6.9%
209,927	Amazon.com, Inc.*	56,814,643
Commercial Services & Supplies 1.0%
55,076	HD Hyundai Marine Solution Co. Ltd.	8,186,479
Construction Materials 1.8%
149,690	Holcim AG*	14,847,223
Electric Utilities 2.1%
139,540	American Electric Power Co., Inc.	17,675,532
Electrical Equipment 5.1%
244,200	Contemporary Amperex Technology Co. Ltd. Class H	23,198,828
393,600	Fujikura Ltd.	11,790,824
39,097	Siemens Energy AG	7,444,190
		42,433,842
Food Products 1.4%
164,152	Danone SA	11,667,990
Ground Transportation 0.7%
134,266	CSX Corp.	6,076,879
Health Care Providers & Services 2.9%
144,801	CVS Health Corp.	13,173,995
14,930	McKesson Corp.	11,084,629
		24,258,624
Insurance 1.0%
25,209	Aon PLC Class A	7,967,556
Number of Shares		Value
Interactive Media & Services 3.4%
39,511	Alphabet, Inc. Class C	$14,873,126
20,408	Meta Platforms, Inc. Class A	12,908,264
		27,781,390
IT Services 3.0%
96,755	Snowflake, Inc.*	24,725,740
Machinery 5.2%
30,688	Deere & Co.	16,638,420
509,600	Mitsubishi Heavy Industries Ltd.	12,178,053
17,037	Parker-Hannifin Corp.	14,389,961
		43,206,434
Media 1.5%
98,435	EchoStar Corp. Class A*(a)	12,716,818
Metals & Mining 1.3%
60,231	Agnico Eagle Mines Ltd.	11,031,308
Multi-Utilities 2.1%
407,073	CenterPoint Energy, Inc.	17,202,905
Oil, Gas & Consumable Fuels 6.6%
114,379	DT Midstream, Inc.	16,010,772
423,968	Eni SpA	11,141,449
150,337	Shell PLC ADR	12,646,349
172,814	TotalEnergies SE	15,154,048
		54,952,618
Pharmaceuticals 4.0%
10,272	Eli Lilly & Co.	11,350,560
52,089	Roche Holding AG	21,975,412
		33,325,972
Real Estate Management & Development 1.3%
37,628	Jones Lang LaSalle, Inc.*	10,622,761
Semiconductors & Semiconductor Equipment 14.7%
43,441	Analog Devices, Inc.	17,978,058
171,122	Intel Corp.*	19,624,271
41,900	Kioxia Holdings Corp.*	17,324,051
107,387	Lam Research Corp.	34,168,396
157,211	NVIDIA Corp.	33,193,530
		122,288,306
Software 3.2%
90,909	Arctic Wolf Networks, Inc.*#(b)(c)	1,050,908
7,426	Constellation Software, Inc.	15,204,973
20,526	Contra CyberArk Software Ltd., CVR*(b)(c)	923,670
20,400	Microsoft Corp.	9,184,896
		26,364,447
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals 5.7%
42,856	Apple, Inc.	$13,373,643
161,180	Samsung Electronics Co. Ltd.	33,904,486
		47,278,129
Trading Companies & Distributors 0.8%
206,200	Mitsui & Co. Ltd.	6,848,950

Total Common Stocks (Cost $595,873,944)		771,150,550
Preferred Stocks 0.6%
Aerospace & Defense 0.1%
10,877	Anduril Industries, Inc., Series H*#(b)(c)	749,998
IT Services 0.2%
106,691	Druva, Inc., Series 5*#(b)(c)	1,028,501
Software 0.1%
63,363	Videoamp, Inc., Series F1*#(b)(c)	999,995
Specialty Retail 0.2%
1,000	Fabletics LLC, Series G*#(b)(c)	1,722,360

Total Preferred Stocks (Cost $3,749,992)		4,500,854
Number of Shares		Value

Warrants 0.0%‡
Software 0.0%‡
10,268	Constellation Software, Inc. Expires 3/31/2040*(b)(c) (Cost $0)	$1

Short-Term Investments 6.4%
Investment Companies 6.4%
51,673,600	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(d)	51,673,600
1,701,835	State Street Navigator Securities Lending Government Money Market Portfolio, 3.64%(d)(e)	1,701,835
Total Short-Term Investments (Cost $53,375,435)		53,375,435
Total Investments 99.9% (Cost $652,999,371)		829,026,840
Other Assets Less Liabilities 0.1%		761,178
Net Assets 100.0%		$829,788,018

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
All or a portion of this security is on loan at May 31, 2026. Total value of all such securities at May 31,
2026 amounted to $12,876,644, collateralized by cash collateral of $1,701,835 and non-cash
(U.S. Treasury Securities) collateral of $11,457,602 for the Fund.

(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of May 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at May 31, 2026 amounted to $6,475,433, which represents
0.8% of net assets of the Fund.

(d)	Represents 7-day effective yield as of May 31, 2026.
(e)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2026 amounted to $5,551,762, which represents 0.7% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2026	Fair Value Percentage of Net Assets as of 5/31/2026
Anduril Industries, Inc.	4/28/2026	$749,997	$749,998	0.1%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	1,050,908	0.2%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	1,000,000	1,028,501	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	1,000,000	1,722,360	0.2%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	999,995	999,995	0.1%
Total		$4,749,991	$5,551,762	0.7%

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$461,705,997	55.7%
Japan	84,814,018	10.2%
Korea	42,090,965	5.1%
Italy	38,345,582	4.6%
United Kingdom	34,619,868	4.2%
France	26,822,038	3.2%
Canada	26,236,282	3.2%
China	23,198,828	2.8%
Germany	22,501,938	2.7%
Brazil	14,392,219	1.7%
Israel	923,670	0.1%
Short-Term Investments and Other Assets—Net	54,136,613	6.5%
	$829,788,018	100.0%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$24,389,869	$—	$1,974,578	$26,364,447
Other Common Stocks#	744,786,103	—	—	744,786,103
Total Common Stocks	769,175,972	—	1,974,578	771,150,550
Preferred Stocks#	—	—	4,500,854	4,500,854
Warrants#	—	—	1	1
Short-Term Investments	—	53,375,435	—	53,375,435
Total Investments	$769,175,972	$53,375,435	$6,475,433	$829,026,840

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2026
Investments in Securities:
Common Stocks(1)(2)	$1,051	$—	$—	$—	$924	$—	$—	$—	$1,975	$—
Preferred Stocks(2)	3,361	—	—	390	750	—	—	—	4,501	390
Warrants(3)	—	—	—	—	—	—	—	—	—	—
Total	$4,412	$—	$—	$390	$1,674	$—	$—	$—	$6,476	$390
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer.
The Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(2) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$1,050,908	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	9.8x	9.8x	Increase
			Discount Rate	3.6%	3.6%	Decrease
			Term (Years)	0.7	0.7	Decrease
			Expected Volatility	80.0%	80.0%	Decrease
Preferred Stocks	4,500,854	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.9x - 5.5x	3.6x	Increase
			Discount Rate	3.7% - 15.0%	10.0%	Decrease
			Term (Years)	0.7 - 2.2	1.2	Decrease
			Expected Volatility	60.0%	60.0%	Decrease
			Transaction Price	$68.95	$68.95	Increase
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(3) At May 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 97.3%
Aerospace & Defense 0.9%
360,182	VSE Corp.	$66,687,697
Banks 10.3%
2,028,575	Community Financial System, Inc.	129,098,513
2,529,438	First Financial Bankshares, Inc.	82,662,034
2,247,218	Glacier Bancorp, Inc.	106,855,216
1,274,427	Lakeland Financial Corp.(a)	77,268,509
1,712,091	Prosperity Bancshares, Inc.	118,065,795
660,234	Stock Yards Bancorp, Inc.	47,365,187
944,855	UMB Financial Corp.	124,021,667
2,057,991	United Community Banks, Inc.	67,810,804
		753,147,725
Broadline Retail 0.4%
340,603	Ollie's Bargain Outlet Holdings, Inc.*	27,803,423
Building Products 3.8%
504,436	Armstrong World Industries, Inc.	79,650,444
216,847	CSW Industrials, Inc.	60,060,114
4,440,605	Hayward Holdings, Inc.*	62,656,936
404,528	Simpson Manufacturing Co., Inc.	76,755,143
		279,122,637
Capital Markets 2.2%
240,025	Hamilton Lane, Inc. Class A	20,913,379
480,714	Houlihan Lokey, Inc.	68,097,945
582,350	MarketAxess Holdings, Inc.	75,728,794
		164,740,118
Chemicals 2.2%
1,983,269	Element Solutions, Inc.	84,150,103
737,222	HB Fuller Co.	47,241,186
835,250	Perimeter Solutions, Inc.*	26,961,870
		158,353,159
Commercial Services & Supplies 2.1%
1,107,095	Brady Corp. Class A	95,298,737
685,658	Casella Waste Systems, Inc. Class A*	56,340,518
		151,639,255
Number of Shares		Value
Construction & Engineering 3.8%
947,249	Arcosa, Inc.	$120,063,811
306,622	Valmont Industries, Inc.	159,385,182
		279,448,993
Construction Materials 1.9%
389,709	Eagle Materials, Inc.	86,195,837
687,736	Knife River Corp.*	53,994,153
		140,189,990
Containers & Packaging 1.4%
842,514	AptarGroup, Inc.	97,605,247
154,363	Myers Industries, Inc.	3,519,476
		101,124,723
Distributors 0.3%
135,440	Pool Corp.	24,568,816
Diversified Consumer Services 0.7%
805,065	Bright Horizons Family Solutions, Inc.*	50,413,170
Electric Utilities 1.5%
786,140	IDACORP, Inc.	110,271,858
Electronic Equipment, Instruments & Components 4.7%
237,836	Advanced Energy Industries, Inc.	71,869,283
233,056	Badger Meter, Inc.	28,875,638
2,709,348	Knowles Corp.*	101,356,709
309,167	Littelfuse, Inc.	144,340,797
		346,442,427
Energy Equipment & Services 3.8%
2,107,269	Archrock, Inc.	70,572,439
1,935,475	Oceaneering International, Inc.*	73,993,209
289,072	TerraVest Industries, Inc.	32,244,219
1,412,387	Tidewater, Inc.*	103,796,320
		280,606,187
Financial Services 1.2%
632,605	Jack Henry & Associates, Inc.	86,236,714
Gas Utilities 2.7%
658,742	Chesapeake Utilities Corp.	81,236,064
205,901	National Fuel Gas Co.	15,905,852
2,866,509	UGI Corp.	100,098,494
		197,240,410
Ground Transportation 1.1%
177,528	Saia, Inc.*	83,858,901
Health Care Equipment & Supplies 3.6%
1,393,037	Envista Holdings Corp.*	32,806,021
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Health Care Equipment & Supplies – cont'd
1,491,533	Haemonetics Corp.*	$101,140,853
7,131,362	Neogen Corp.*	63,968,317
306,278	UFP Technologies, Inc.*	67,411,788
		265,326,979
Health Care Providers & Services 0.0%‡
57,957	U.S. Physical Therapy, Inc.	3,724,317
Hotels, Restaurants & Leisure 1.8%
289,880	Brinker International, Inc.*	41,273,114
498,682	Texas Roadhouse, Inc.	90,071,943
		131,345,057
Insurance 5.3%
765,875	AMERISAFE, Inc.	23,474,069
5,019,483	Hagerty, Inc. Class A*	51,299,116
287,804	RLI Corp.	14,401,712
2,070,091	Ryan Specialty Holdings, Inc.	65,932,398
1,420,277	Stewart Information Services Corp.	92,289,600
68,184	White Mountains Insurance Group Ltd.	140,787,687
		388,184,582
Leisure Products 0.3%
270,082	Acushnet Holdings Corp.	23,977,880
Life Sciences Tools & Services 3.4%
1,852,945	Bio-Techne Corp.	95,760,198
973,279	Revvity, Inc.	101,756,320
2,973,087	Stevanato Group SpA(a)	55,477,803
		252,994,321
Machinery 14.0%
1,009,629	Atmus Filtration Technologies, Inc.	47,230,445
341,449	Crane Co.	62,485,167
2,631,241	Enerpac Tool Group Corp.(a)	88,120,261
118,022	Enpro, Inc.	36,231,574
894,906	Esab Corp.	82,716,162
203,503	ESCO Technologies, Inc.	59,402,526
734,563	Federal Signal Corp.	78,377,872
4,236,876	Gates Industrial Corp. PLC*	109,819,826
172,252	Kadant, Inc.	54,979,393
533,584	Lindsay Corp.(a)	58,315,395
684,341	Miller Industries, Inc.(a)	32,786,777
94,726	RBC Bearings, Inc.*	54,179,483
411,253	SPX Technologies, Inc.*	89,102,075
330,412	Standex International Corp.	91,527,428
Number of Shares		Value
Machinery – cont'd
404,471	Toro Co.	$36,353,853
154,017	Watts Water Technologies, Inc. Class A	47,588,173
		1,029,216,410
Marine Transportation 1.6%
818,162	Kirby Corp.*	115,025,396
Media 2.0%
1,677,223	John Wiley & Sons, Inc. Class A	70,577,544
442,741	Nexstar Media Group, Inc.	78,998,277
		149,575,821
Oil, Gas & Consumable Fuels 2.6%
2,943,370	CNX Resources Corp.*	99,162,135
2,000,510	Viper Energy, Inc. Class A	91,023,205
		190,185,340
Real Estate Management & Development 2.1%
699,564	Colliers International Group, Inc.	66,010,859
661,000	FirstService Corp.	88,706,200
		154,717,059
Semiconductors & Semiconductor Equipment 4.8%
788,936	Lattice Semiconductor Corp.*	116,036,707
381,488	MKS, Inc.	123,701,299
1,389,273	Power Integrations, Inc.	116,698,932
		356,436,938
Software 4.9%
210,601	Appfolio, Inc. Class A*	33,942,563
1,091,879	BlackLine, Inc.*	32,101,242
10,216,560	CCC Intelligent Solutions Holdings, Inc.*	48,017,832
28,925	Fair Isaac Corp.*	36,173,316
547,498	Manhattan Associates, Inc.*	82,152,075
1,016,285	SPS Commerce, Inc.*	57,674,174
220,680	Tyler Technologies, Inc.*	69,105,942
		359,167,144
Specialty Retail 1.5%
1,311,111	Valvoline, Inc.*	44,249,996
168,630	Winmark Corp.	63,838,259
		108,088,255
Trading Companies & Distributors 2.2%
1,144,082	Core & Main, Inc. Class A*	56,574,855
209,090	DXP Enterprises, Inc.*	30,330,595
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Trading Companies & Distributors – cont'd
310,606	SiteOne Landscape Supply, Inc.*	$33,731,812
446,200	Transcat, Inc.*	37,712,824
		158,350,086
Water Utilities 2.2%
1,455,606	American States Water Co.	112,474,676
961,793	Middlesex Water Co.(a)	50,522,986
		162,997,662
Total Common Stocks (Cost $5,473,632,236)		7,151,209,450

Short-Term Investments 2.8%
Investment Companies 2.8%
6,646,406	State Street Institutional Treasury Money Market Fund Premier Class, 3.63%(b)	6,646,406
Number of Shares		Value
Investment Companies – cont'd
198,306,929	State Street Institutional Treasury Plus Money Market Fund Premier Class, 3.63%(b)	$198,306,929
Total Short-Term Investments (Cost $204,953,335)		204,953,335
Total Investments 100.1% (Cost $5,678,585,571)		7,356,162,785
Liabilities Less Other Assets (0.1)%		(10,866,182)
Net Assets 100.0%		$7,345,296,603

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)	Represents 7-day effective yield as of May 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$7,151,209,450	$—	$—	$7,151,209,450
Short-Term Investments	—	204,953,335	—	204,953,335
Total Investments	$7,151,209,450	$204,953,335	$—	$7,356,162,785

#	The Schedule of Investments provides information on the industry or sector categorization.

§   Investments in Affiliates(a):
	Value at August 31, 2025	Purchases	Sales/ Other Reductions	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at May 31, 2026	Value at May 31, 2026
Genesis
Enerpac Tool Group Corp.	$95,895,697	$18,139,739	$(4,346,941)	$(21,688,710)	$120,476	$89,768	2,631,241	$88,120,261
Lakeland Financial Corp.	82,291,275	16,803,285	(12,170,173)	(9,558,822)	(97,056)	1,821,557	1,274,427	77,268,509
Lindsay Corp.	86,717,558	477,332	(12,286,581)	(17,570,398)	977,484	635,952	533,584	58,315,395
Middlesex Water Co.	18,528,427	33,093,807	—	(1,099,248)	—	736,597	961,793	50,522,986
Miller Industries, Inc.	28,609,920	180,144	—	3,996,713	—	415,604	684,341	32,786,777
Stevanato Group SpA	49,046,206	22,142,744	(4,226,219)	(10,856,114)	(628,814)	—*	2,973,087	55,477,803
Total for affiliates held as of 5/31/26(b)	$361,089,083	$90,837,051	$(33,029,914)	$(56,776,579)	$372,090	$3,699,478		$362,491,731
AMERISAFE, Inc.	52,900,899	—	(11,856,647)	(7,714,044)	(9,856,139)	2,506,034	765,875	23,474,069
CRA International, Inc.	75,683,043	347,517	(67,682,448)	(32,758,445)	24,410,333	470,369	—	—
Hagerty, Inc.	55,075,198	2,308,604	—	(6,084,686)	—	—*	5,019,483	51,299,116
Transcat, Inc.	43,002,800	—	(4,575,926)	(1,546,338)	832,288	—*	446,200	37,712,824
Winmark Corp.	92,631,631	531,741	(13,834,782)	(18,768,457)	3,278,126	2,485,918	168,630	63,838,259
Total for securities no longer affiliated as of 5/31/26(c)	$319,293,571	$3,187,862	$(97,949,803)	$(66,871,970)	$18,664,608	$5,462,321		$176,324,268
Total	$680,382,654	$94,024,913	$(130,979,717)	$(123,648,549)	$19,036,698	$9,161,799		$538,815,999

*	Non-income producing security.
(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
(b)	At May 31, 2026, these securities amounted to 4.94% of net assets of the Fund.
(c)	At May 31, 2026, the issuers of these securities were no longer affiliated with the Fund.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 97.6%
Austria 2.6%
62,917	BAWAG Group AG (a)	$11,308,840
133,381	Erste Group Bank AG	16,024,283
		27,333,123
Belgium 2.2%
289,722	Anheuser-Busch InBev SA	23,317,285
Canada 2.1%
263,808	Barrick Mining Corp.	11,225,030
97,759	Kinaxis, Inc. *	11,124,948
		22,349,978
Congo 0.5%
620,686	Ivanhoe Mines Ltd. Class A *	5,497,099
Czech Republic 0.6%
303,289	CSG NV *(b)	6,359,122
Denmark 1.5%
62,085	DSV AS	15,594,524
France 4.7%
54,552	Airbus SE	11,434,210
23,151	L'Oreal SA	10,330,120
98,360	Societe Generale SA	8,217,901
134,572	SPIE SA	7,675,576
43,796	Thales SA	12,234,533
		49,892,340
Germany 10.9%
211,780	Bayer AG	9,023,646
306,726	Commerzbank AG	13,258,776
26,587	Deutsche Boerse AG	7,678,341
25,731	Heidelberg Materials AG	5,726,410
123,372	Hensoldt AG	12,723,733
293,990	RWE AG	18,709,162
39,166	SAP SE ADR	7,119,987
57,270	Siemens AG	18,022,563
73,661	Siemens Energy AG	14,025,282
86,829	Symrise AG	8,011,036
		114,298,936
Hong Kong 1.2%
1,157,600	AIA Group Ltd.	12,149,268
Ireland 1.1%
545,144	Bank of Ireland Group PLC	11,086,146
Italy 5.3%
242,102	Avio SpA (a)(b)	12,162,439
1,111,301	Enel SpA	12,476,129
446,812	Intercos SpA (b)	6,379,016
Number of Shares		Value
Italy – cont'd
1,052,392	Saipem SpA	$5,057,340
224,903	UniCredit SpA	19,475,142
		55,550,066
Japan 20.0%
73,300	Advantest Corp.	12,044,461
254,900	Daifuku Co. Ltd.	11,701,089
12,100	Disco Corp.	4,945,148
91,400	Ibiden Co. Ltd.	13,199,385
866,200	Japan Post Bank Co. Ltd.	16,691,475
16,000	Keyence Corp.	8,047,970
236,100	Kiyo Bank Ltd.	6,285,524
30,500	Meiko Electronics Co. Ltd.	7,392,082
459,800	Mitsubishi Heavy Industries Ltd.	10,987,968
195,200	Murata Manufacturing Co. Ltd.	11,796,691
37,100	Nitto Boseki Co. Ltd. (b)	5,280,865
2,167,300	Pan Pacific International Holdings Corp.	11,950,666
395,800	Renesas Electronics Corp.	11,183,248
1,372,300	Resona Holdings, Inc.	17,573,264
611,000	Seven & i Holdings Co. Ltd.	7,133,736
77,400	Sinfonia Technology Co. Ltd.	6,682,259
152,900	Sumitomo Electric Industries Ltd.	12,082,043
262,200	Taiheiyo Cement Corp.	7,457,797
223,600	Tokio Marine Holdings, Inc.	9,983,484
37,800	Tokyo Electron Ltd.	12,441,378
47,000	Tokyo Seimitsu Co. Ltd.	5,130,412
		209,990,945
Korea 1.9%
69,961	Kia Corp.	7,854,945
59,484	Samsung Electronics Co. Ltd.	12,512,560
		20,367,505
Luxembourg 0.9%
127,616	Eurofins Scientific SE	9,297,250
Netherlands 5.0%
18,226	ASM International NV	19,098,908
17,451	ASML Holding NV	28,187,385
52,147	IMCD NV (b)	5,373,214
		52,659,507
Singapore 0.9%
137,979	STMicroelectronics NV	9,563,325
South Africa 1.2%
225,821	Anglo American PLC	12,128,030
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Spain 3.5%
1,553,229	Banco Santander SA	$19,435,766
292,951	Cellnex Telecom SA (a)	9,847,736
353,921	Fluidra SA	7,777,404
		37,060,906
Switzerland 3.3%
114,171	DSM-Firmenich AG (b)	9,609,477
58,770	Galderma Group AG *	12,540,060
2,471,681	International Workplace Group PLC	6,297,734
30,125	Tecan Group AG	5,997,598
		34,444,869
Taiwan 0.9%
23,015	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,630,627
United Kingdom 16.8%
109,537	AstraZeneca PLC	20,359,807
551,974	BAE Systems PLC	15,037,834
1,324,134	Barclays PLC	8,166,215
476,845	British American Tobacco PLC	29,481,890
492,748	Compass Group PLC	15,851,703
3,982,002	Convatec Group PLC (a)	10,843,099
248,120	Experian PLC	8,597,503
1,009,134	NatWest Group PLC	8,145,849
373,545	RELX PLC	12,324,798
1,590,733	Rentokil Initial PLC	9,614,372
927,839	Shawbrook Group PLC *(a)	3,967,228
5,721,698	SigmaRoc PLC *	9,608,646
422,260	St. James's Place PLC	6,880,755
397,347	Standard Chartered PLC	10,667,360
221,645	Subsea 7 SA	7,311,100
		176,858,159
Number of Shares		Value
United States 10.5%
16,468	Aon PLC Class A	$5,204,876
2,152,968	BP PLC	15,129,077
1,899,861	Haleon PLC	8,614,612
480,104	JBS NV Class A	5,986,897
49,107	Roche Holding AG	20,717,360
44,633	Royal Gold, Inc.	10,019,216
645,937	Shell PLC	27,122,958
237,914	SLB Ltd.	12,978,209
66,078	Sunbelt Rentals Holdings, Inc.	5,198,634
		110,971,839
Total Common Stocks (Cost $864,801,501)		1,026,400,849

Short-Term Investments 1.7%
Investment Companies 1.7%
14,635,069	State Street Institutional Treasury Money Market Fund Premier Class, 3.63%(c)	14,635,069
3,175,567	State Street Navigator Securities Lending Government Money Market Portfolio, 3.64%(c)(d)	3,175,567
Total Short-Term Investments (Cost $17,810,636)		17,810,636
Total Investments 99.3% (Cost $882,612,137)		1,044,211,485
Other Assets Less Liabilities 0.7%		7,633,836
Net Assets 100.0%		$1,051,845,321

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at May 31, 2026 amounted to $48,129,342, which represents 4.6% of net assets of the Fund.

(b)
All or a portion of this security is on loan at May 31, 2026. Total value of all such securities at May 31,
2026 amounted to $28,109,366, collateralized by cash collateral of $3,175,567 and non-cash
(U.S. Treasury Securities) collateral of $27,163,226 for the Fund.

(c)	Represents 7-day effective yield as of May 31, 2026.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$170,303,769	16.2%
Semiconductors & Semiconductor Equipment	112,224,892	10.7%
Pharmaceuticals	71,255,485	6.8%
Aerospace & Defense	69,951,871	6.7%
Oil, Gas & Consumable Fuels	42,252,035	4.0%
Electronic Equipment, Instruments & Components	40,436,128	3.8%
Metals & Mining	38,869,375	3.7%
Machinery	30,466,461	2.9%
Tobacco	29,481,890	2.8%
Insurance	27,337,628	2.6%
Energy Equipment & Services	25,346,649	2.4%
Beverages	23,317,285	2.2%
Construction Materials	22,792,853	2.2%
Professional Services	20,922,301	2.0%
Electrical Equipment	20,707,541	2.0%
Independent Power and Renewable Electricity Producers	18,709,162	1.8%
Software	18,244,935	1.7%
Industrial Conglomerates	18,022,563	1.7%
Chemicals	17,620,513	1.7%
Commercial Services & Supplies	17,289,948	1.6%
Personal Care Products	16,709,136	1.6%
Hotels, Restaurants & Leisure	15,851,703	1.5%
Air Freight & Logistics	15,594,524	1.5%
Life Sciences Tools & Services	15,294,848	1.5%
Capital Markets	14,559,096	1.4%
Technology Hardware, Storage & Peripherals	12,512,560	1.2%
Electric Utilities	12,476,129	1.2%
Automobile Components	12,082,043	1.1%
Broadline Retail	11,950,666	1.1%
Health Care Equipment & Supplies	10,843,099	1.0%
Trading Companies & Distributors	10,571,848	1.0%
Diversified Telecommunication Services	9,847,736	0.9%
Automobiles	7,854,945	0.7%
Consumer Staples Distribution & Retail	7,133,736	0.7%
Real Estate Management & Development	6,297,734	0.6%
Food Products	5,986,897	0.6%
Building Products	5,280,865	0.5%
Short-Term Investments and Other Assets—Net	25,444,472	2.4%
	$1,051,845,321	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,026,400,849	$—	$—	$1,026,400,849
Short-Term Investments	—	17,810,636	—	17,810,636
Total Investments	$1,026,400,849	$17,810,636	$—	$1,044,211,485

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 96.2%
Austria 2.6%
15,467	BAWAG Group AG (a)	$2,780,073
34,155	Erste Group Bank AG	4,103,353
		6,883,426
Belgium 2.3%
74,399	Anheuser-Busch InBev SA	5,987,749
Canada 2.1%
64,704	Barrick Mining Corp.	2,753,155
23,876	Kinaxis, Inc. *	2,717,083
		5,470,238
Congo 0.5%
151,564	Ivanhoe Mines Ltd. Class A *	1,342,325
Czech Republic 0.6%
74,956	CSG NV *(b)	1,571,618
Denmark 1.5%
15,755	DSV AS	3,957,344
France 6.4%
15,988	Airbus SE	3,351,117
55,931	AXA SA	2,591,902
8,561	L'Oreal SA	3,819,971
24,297	Societe Generale SA	2,029,995
33,089	SPIE SA	1,887,296
10,760	Thales SA	3,005,836
		16,686,117
Germany 11.8%
51,978	Bayer AG	2,214,709
75,404	Commerzbank AG	3,259,472
6,517	Deutsche Boerse AG	1,882,113
9,654	Heidelberg Materials AG	2,148,489
30,676	Hensoldt AG	3,163,710
71,790	RWE AG	4,568,627
9,594	SAP SE ADR	1,744,093
18,715	Siemens AG	5,889,511
18,184	Siemens Energy AG	3,462,290
28,999	Symrise AG	2,675,512
		31,008,526
Hong Kong 1.2%
288,600	AIA Group Ltd.	3,028,921
Ireland 1.1%
135,542	Bank of Ireland Group PLC	2,756,406
Italy 3.5%
276,325	Enel SpA	3,102,190
260,079	Saipem SpA (b)	1,249,827
Number of Shares		Value
Italy – cont'd
55,308	UniCredit SpA	$4,789,314
		9,141,331
Japan 19.4%
18,200	Advantest Corp.	2,990,575
47,000	Daifuku Co. Ltd.	2,157,517
2,900	Disco Corp.	1,185,201
22,700	Ibiden Co. Ltd.	3,278,184
270,100	Japan Post Bank Co. Ltd.	5,204,765
4,000	Keyence Corp.	2,011,993
7,600	Meiko Electronics Co. Ltd.	1,841,962
134,500	Mitsubishi Heavy Industries Ltd.	3,214,184
48,200	Murata Manufacturing Co. Ltd.	2,912,912
9,100	Nitto Boseki Co. Ltd.	1,295,307
532,600	Pan Pacific International Holdings Corp.	2,936,799
97,700	Renesas Electronics Corp.	2,760,494
398,800	Resona Holdings, Inc.	5,106,914
150,100	Seven & i Holdings Co. Ltd.	1,752,494
37,800	Sumitomo Electric Industries Ltd.	2,986,927
65,400	Taiheiyo Cement Corp.	1,860,183
55,900	Tokio Marine Holdings, Inc.	2,495,871
9,500	Tokyo Electron Ltd.	3,126,801
16,300	Tokyo Seimitsu Co. Ltd.	1,779,270
		50,898,353
Korea 2.5%
22,863	Kia Corp.	2,566,967
19,465	Samsung Electronics Co. Ltd.	4,094,496
		6,661,463
Luxembourg 1.1%
38,958	Eurofins Scientific SE	2,838,220
Netherlands 5.1%
4,482	ASM International NV	4,696,659
4,292	ASML Holding NV	6,932,568
16,874	IMCD NV (b)	1,738,693
		13,367,920
Singapore 0.9%
34,083	STMicroelectronics NV	2,362,293
South Africa 1.1%
55,747	Anglo American PLC	2,993,970
Spain 2.9%
414,125	Banco Santander SA	5,182,003
71,801	Cellnex Telecom SA (a)	2,413,636
		7,595,639
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Switzerland 2.3%
30,496	DSM-Firmenich AG (b)	$2,566,769
16,566	Galderma Group AG *	3,534,773
		6,101,542
Taiwan 0.9%
5,642	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,360,895
United Kingdom 15.6%
27,400	AstraZeneca PLC	5,092,879
147,166	BAE Systems PLC	4,009,352
440,088	Barclays PLC	2,714,116
118,567	British American Tobacco PLC	7,330,640
130,667	Compass Group PLC	4,203,557
975,499	Convatec Group PLC (a)	2,656,310
69,238	Experian PLC	2,399,137
335,395	NatWest Group PLC	2,707,348
92,310	RELX PLC	3,045,690
389,887	Rentokil Initial PLC	2,356,473
99,305	Standard Chartered PLC	2,665,988
54,715	Subsea 7 SA	1,804,809
		40,986,299
United States 10.8%
4,105	Aon PLC Class A	1,297,426
537,268	BP PLC	3,775,425
581,872	Haleon PLC	2,638,404
117,670	JBS NV Class A	1,467,345
Number of Shares		Value
United States – cont'd
12,284	Roche Holding AG	$5,182,399
12,382	Royal Gold, Inc.	2,779,511
158,609	Shell PLC	6,660,008
59,260	SLB Ltd.	3,232,633
16,312	Sunbelt Rentals Holdings, Inc.	1,283,334
		28,316,485
Total Common Stocks (Cost $216,018,826)		252,317,080

Short-Term Investments 3.0%
Investment Companies 3.0%
6,488,831	State Street Institutional Treasury Money Market Fund Premier Class, 3.63%(c)	6,488,831
1,299,873	State Street Navigator Securities Lending Government Money Market Portfolio, 3.64%(c)(d)	1,299,873
Total Short-Term Investments (Cost $7,788,704)		7,788,704
Total Investments 99.2% (Cost $223,807,530)		260,105,784
Other Assets Less Liabilities 0.8%		2,145,408
Net Assets 100.0%		$262,251,192

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at May 31, 2026 amounted to $7,850,019, which represents 3.0% of net assets of the Fund.

(b)
All or a portion of this security is on loan at May 31, 2026. Total value of all such securities at May 31,
2026 amounted to $7,027,271, collateralized by cash collateral of $1,299,873 and non-cash
(U.S. Treasury Securities) collateral of $6,309,972 for the Fund.

(c)	Represents 7-day effective yield as of May 31, 2026.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$43,299,747	16.5%
Semiconductors & Semiconductor Equipment	28,194,756	10.7%
Pharmaceuticals	18,663,164	7.1%
Aerospace & Defense	15,101,633	5.8%
Oil, Gas & Consumable Fuels	10,435,433	4.0%
Electronic Equipment, Instruments & Components	10,045,051	3.8%
Metals & Mining	9,868,961	3.8%
Insurance	9,414,120	3.6%
Tobacco	7,330,640	2.8%
Energy Equipment & Services	6,287,269	2.4%
Beverages	5,987,749	2.3%
Industrial Conglomerates	5,889,511	2.2%
Professional Services	5,444,827	2.1%
Machinery	5,371,701	2.0%
Chemicals	5,242,281	2.0%
Independent Power and Renewable Electricity Producers	4,568,627	1.7%
Software	4,461,176	1.7%
Commercial Services & Supplies	4,243,769	1.6%
Hotels, Restaurants & Leisure	4,203,557	1.6%
Technology Hardware, Storage & Peripherals	4,094,496	1.6%
Construction Materials	4,008,672	1.5%
Air Freight & Logistics	3,957,344	1.5%
Personal Care Products	3,819,971	1.5%
Electrical Equipment	3,462,290	1.3%
Electric Utilities	3,102,190	1.2%
Trading Companies & Distributors	3,022,027	1.2%
Automobile Components	2,986,927	1.1%
Broadline Retail	2,936,799	1.1%
Life Sciences Tools & Services	2,838,220	1.1%
Health Care Equipment & Supplies	2,656,310	1.0%
Automobiles	2,566,967	1.0%
Diversified Telecommunication Services	2,413,636	0.9%
Capital Markets	1,882,113	0.7%
Consumer Staples Distribution & Retail	1,752,494	0.7%
Food Products	1,467,345	0.6%
Building Products	1,295,307	0.5%
Short-Term Investments and Other Assets—Net	9,934,112	3.8%
	$262,251,192	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$252,317,080	$—	$—	$252,317,080
Short-Term Investments	—	7,788,704	—	7,788,704
Total Investments	$252,317,080	$7,788,704	$—	$260,105,784

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 96.8%
Aerospace & Defense 1.7%
232,895	Mercury Systems, Inc.*	$26,014,372
Automobile Components 1.0%
106,532	Lear Corp.	15,246,860
Banks 4.6%
740,575	Banc of California, Inc.	14,233,851
127,976	Glacier Bancorp, Inc.	6,085,259
1,600,185	Huntington Bancshares, Inc.	26,179,027
231,739	Texas Capital Bancshares, Inc.*	23,055,713
		69,553,850
Beverages 0.3%
28,474	Boston Beer Co., Inc. Class A*	5,047,871
Building Products 2.3%
1,116,379	Resideo Technologies, Inc.*	34,909,171
Chemicals 0.9%
205,532	HB Fuller Co.	13,170,491
Commercial Services & Supplies 5.3%
47,840	Clean Harbors, Inc.*	13,444,475
1,675,092	Enviri Corp.*	34,758,159
836,343	OPENLANE, Inc.*	31,864,669
		80,067,303
Communications Equipment 6.1%
33,720	Ciena Corp.*	19,565,355
4,179,246	Ribbon Communications, Inc.*(a)	12,872,078
739,100	Viasat, Inc.*	59,586,242
		92,023,675
Construction & Engineering 2.2%
208,134	Arcosa, Inc.	26,380,984
222,135	Centuri Holdings, Inc.*	6,828,430
		33,209,414
Consumer Finance 0.7%
115,096	Bread Financial Holdings, Inc.	10,251,601
Containers & Packaging 1.5%
139,957	Avery Dennison Corp.	22,262,960
Electric Utilities 1.5%
439,216	Portland General Electric Co.	22,013,506
Number of Shares		Value
Electrical Equipment 2.2%
761,525	Babcock & Wilcox Enterprises, Inc.*	$14,050,136
68,820	Bloom Energy Corp. Class A*	19,613,700
		33,663,836
Electronic Equipment, Instruments & Components 7.6%
53,225	Coherent Corp.*	19,239,241
1,251,617	Innoviz Technologies Ltd.*	955,109
230,650	IPG Photonics Corp.*	26,414,038
130,911	Itron, Inc.*	10,797,539
213,859	nLight, Inc.*	15,851,229
66,446	OSI Systems, Inc.*	14,402,171
65,565	Rogers Corp.*	9,278,759
27,828	Teledyne Technologies, Inc.*	17,248,629
		114,186,715
Energy Equipment & Services 3.5%
213,964	Innovex International, Inc.*	5,714,979
661,532	Patterson-UTI Energy, Inc.	7,415,774
278,222	TechnipFMC PLC	19,035,949
2,022,544	TETRA Technologies, Inc.*	20,690,625
		52,857,327
Entertainment 2.2%
2,145,822	Lionsgate Studios Corp.*	30,792,546
119,246	Starz Entertainment Corp.*	2,787,971
		33,580,517
Food Products 0.9%
682,073	Hain Celestial Group, Inc.*	540,679
815,083	Magnum Ice Cream Co. NV*	13,204,345
		13,745,024
Gas Utilities 2.7%
119,958	Atmos Energy Corp.	20,288,497
360,946	New Jersey Resources Corp.	19,942,266
		40,230,763
Health Care Equipment & Supplies 5.2%
1,405,478	Accuray, Inc.*	531,833
244,152	AtriCure, Inc.*	6,755,686
80,899	CONMED Corp.	2,888,094
646,511	CytoSorbents Corp.*	317,372
748,863	Dentsply Sirona, Inc.	7,840,596
364,147	Haemonetics Corp.*	24,692,808
559,680	Integra LifeSciences Holdings Corp.*	8,977,267
736,645	Neogen Corp.*	6,607,706
1,102,709	OraSure Technologies, Inc.*	4,741,649
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Health Care Equipment & Supplies – cont'd
804,184	QuidelOrtho Corp.*	$10,470,476
508,372	Varex Imaging Corp.*	5,200,645
		79,024,132
Health Care Providers & Services 0.8%
546,420	Acadia Healthcare Co., Inc.*	12,676,944
Hotels, Restaurants & Leisure 1.6%
1,728,263	Brightstar Lottery PLC	19,408,393
103,445	United Parks & Resorts, Inc.*	4,151,248
		23,559,641
Household Durables 1.7%
250,257	Somnigroup International, Inc.	17,720,698
168,815	Whirlpool Corp.	7,329,947
		25,050,645
Independent Power and Renewable Electricity Producers 3.7%
324,043	Ormat Technologies, Inc.	44,468,421
70,140	Vistra Corp.	11,238,532
		55,706,953
IT Services 1.5%
949,585	Kyndryl Holdings, Inc.*	11,841,325
1,515,058	Unisys Corp.*	6,954,116
67,196	Wix.com Ltd.*	3,767,008
		22,562,449
Life Sciences Tools & Services 1.0%
264,246	Azenta, Inc.*	6,045,948
47,525	Charles River Laboratories International, Inc.*	8,588,243
1,036,344	Standard BioTools, Inc.*	1,191,796
		15,825,987
Machinery 2.6%
79,294	Albany International Corp. Class A	5,129,529
169,989	Helios Technologies, Inc.	14,124,386
677,157	Hillman Solutions Corp.*	5,051,591
1,374,311	Stratasys Ltd.*	14,485,238
		38,790,744
Media 1.1%
923,152	Criteo SA ADR*	16,847,524
Metals & Mining 1.1%
1,226,883	Cleveland-Cliffs, Inc.*	16,685,609
Number of Shares		Value
Multi-Utilities 1.5%
312,477	Northwestern Energy Group, Inc.	$22,064,001
Oil, Gas & Consumable Fuels 2.3%
457,682	CNX Resources Corp.*	15,419,306
429,316	Devon Energy Corp.	19,100,269
		34,519,575
Pharmaceuticals 0.8%
940,108	Amneal Pharmaceuticals, Inc.*	12,381,222
Professional Services 2.9%
1,802,361	Alight, Inc. Class A	1,698,365
3,603,747	Conduent, Inc.*	6,234,482
1,020,868	KBR, Inc.	35,679,337
		43,612,184
Semiconductors & Semiconductor Equipment 9.3%
279,359	CEVA, Inc.*	11,168,773
1,670,090	indie Semiconductor, Inc. Class A*	8,333,749
49,520	MACOM Technology Solutions Holdings, Inc.*	18,056,973
191,600	Rambus, Inc.*	27,870,136
123,000	Semtech Corp.*	18,762,420
972,173	Veeco Instruments, Inc.*	56,036,051
		140,228,102
Software 9.7%
921,383	Adeia, Inc.	24,619,354
1,419,945	Cognyte Software Ltd.*	16,428,764
642,155	Gitlab, Inc. Class A*	19,938,913
335,895	LiveRamp Holdings, Inc.*	12,616,216
115,292	Monday.com Ltd.*	9,640,717
1,333,579	NCR Voyix Corp.*	9,588,433
416,566	OneSpan, Inc.	6,015,213
401,906	Radware Ltd.*	12,193,828
767,395	UiPath, Inc. Class A*	8,993,869
615,901	Varonis Systems, Inc.*	21,033,019
738,376	Xperi, Inc.*	5,870,089
		146,938,415
Specialty Retail 0.3%
295,873	Caleres, Inc.	4,307,911
Textiles, Apparel & Luxury Goods 0.4%
1,016,736	Under Armour, Inc. Class C*	5,825,897
Trading Companies & Distributors 2.1%
226,232	AerCap Holdings NV	31,534,478

Total Common Stocks (Cost $907,300,502)		1,460,177,669
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Rights 0.0%‡
Food Products 0.0%‡
169,122	Contra TreeHouse Foods, Inc., CVR*(b) (Cost $326,405)	$295,963
Warrants 0.1%
Communications Equipment 0.1%
1,511,444	Ribbon Communications, Inc. Expires 3/31/2027*#(a)(c)	717,697
Health Care Equipment & Supplies 0.0%‡
131,579	CytoSorbents Corp.*(c)	0
Total Warrants (Cost $2,464,258)		717,697
Number of Shares		Value

Short-Term Investments 3.7%
Investment Companies 3.7%
55,255,789	State Street Institutional Treasury Money Market Fund Premier Class, 3.63%(d) (Cost $55,255,789)	$55,255,789
Total Investments 100.6% (Cost $965,346,954)		1,516,447,118
Liabilities Less Other Assets (0.6)%		(8,417,556)
Net Assets 100.0%		$1,508,029,562

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of May 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at May 31, 2026 amounted to $717,697, which represents
0.0% of net assets of the Fund.

(d)	Represents 7-day effective yield as of May 31, 2026.
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2026 amounted to $717,697, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2026	Fair Value Percentage of Net Assets as of 5/31/2026
Ribbon Communications, Inc. Expires 3/31/2027 (Warrants)	3/29/2023	$2,464,258	$717,697	0.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$1,460,177,669	$—	$—	$1,460,177,669
Rights#	—	—	295,963	295,963
Warrants#	—	717,697	—	717,697
Short-Term Investments	—	55,255,789	—	55,255,789
Total Investments	$1,460,177,669	$55,973,486	$295,963	$1,516,447,118

#	The Schedule of Investments provides information on the industry or sector categorization.
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2026
Investments in Securities:
Rights(1)	$—	$—	$—	$(30)	$326	$—	$—	$—	$296	$(30)
Total	$—	$—	$—	$(30)	$326	$—	$—	$—	$296	$(30)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer.
The Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 98.8%
Aerospace & Defense 2.5%
36,173	Boeing Co.*	$8,361,389
178,427	General Electric Co.	57,767,526
		66,128,915
Automobiles 1.4%
85,546	Tesla, Inc.*	37,280,091
Biotechnology 0.9%
110,026	AbbVie, Inc.	23,954,861
Broadline Retail 7.5%
736,162	Amazon.com, Inc.*	199,234,884
Capital Markets 2.6%
731,064	Brookfield Asset Management Ltd. Class A	35,529,710
48,007	Morgan Stanley	9,985,456
57,935	S&P Global, Inc.	24,564,440
		70,079,606
Commercial Services & Supplies 0.5%
63,178	Waste Management, Inc.	13,359,620
Consumer Staples Distribution & Retail 2.2%
40,985	Costco Wholesale Corp.	39,194,775
163,127	Walmart, Inc.	18,881,951
		58,076,726
Electric Utilities 1.0%
293,428	NextEra Energy, Inc.	25,531,170
Electrical Equipment 2.2%
15,346	GE Vernova, Inc.	14,859,839
255,419	nVent Electric PLC	42,652,419
		57,512,258
Electronic Equipment, Instruments & Components 2.0%
360,719	Amphenol Corp. Class A	53,660,558
Entertainment 2.5%
62,580	Live Nation Entertainment, Inc.*	10,539,098
665,033	Netflix, Inc.*	57,206,139
		67,745,237
Financial Services 4.7%
110,612	MasterCard, Inc. Class A	54,640,116
215,070	Visa, Inc. Class A	70,190,245
		124,830,361
Ground Transportation 0.5%
54,468	Union Pacific Corp.	14,305,476
Number of Shares		Value
Health Care Equipment & Supplies 0.5%
298,843	Boston Scientific Corp.*	$14,437,105
Health Care Technology 0.5%
644,599	Waystar Holding Corp.*	12,833,966
Hotels, Restaurants & Leisure 0.8%
17,682	Marriott International, Inc. Class A	6,641,359
54,020	McDonald's Corp.	15,082,384
		21,723,743
Interactive Media & Services 13.6%
610,456	Alphabet, Inc. Class A	232,180,835
207,214	Meta Platforms, Inc. Class A	131,064,927
		363,245,762
IT Services 1.4%
72,868	Cloudflare, Inc. Class A*	17,620,940
164,178	Shopify, Inc. Class A*	19,489,570
		37,110,510
Machinery 3.1%
61,840	Caterpillar, Inc.	54,163,801
28,438	Deere & Co.	15,418,515
69,861	ITT, Inc.	13,622,895
		83,205,211
Multi-Utilities 1.3%
811,518	CenterPoint Energy, Inc.	34,294,751
Oil, Gas & Consumable Fuels 0.6%
219,149	Williams Cos., Inc.	15,645,047
Pharmaceuticals 4.1%
72,998	Eli Lilly & Co.	80,662,790
106,671	Johnson & Johnson	24,036,176
50,997	Merck & Co., Inc.	6,054,364
		110,753,330
Semiconductors & Semiconductor Equipment 17.4%
12,412	Advanced Micro Devices, Inc.*	6,405,833
34,482	ASML Holding NV	55,611,190
299,833	Broadcom, Inc.	133,956,390
16,957	Micron Technology, Inc.	16,465,247
1,133,373	NVIDIA Corp.	239,300,375
28,240	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,817,028
		463,556,063
Software 10.8%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	1,050,908
4,688	Canva, Inc.*#(a)(b)	7,717,104
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
67,624	Crowdstrike Holdings, Inc. Class A*	$49,433,144
429,889	Microsoft Corp.	193,553,223
51,637	ServiceNow, Inc.*	6,422,094
106,995	Superhuman Platform, Inc.*#(a)(b)	1,401,635
61,957	Synopsys, Inc.*	29,467,988
		289,046,096
Specialty Retail 7.5%
1,297,807	Fanatics Holdings, Inc. Class A*#(a)(b)	107,692,025
142,034	Home Depot, Inc.	45,044,663
176,894	O'Reilly Automotive, Inc.*	15,368,550
216,673	TJX Cos., Inc.	33,530,147
		201,635,385
Technology Hardware, Storage & Peripherals 6.7%
515,599	Apple, Inc.	160,897,824
11,378	Sandisk Corp.*	19,285,482
		180,183,306

Total Common Stocks (Cost $1,299,517,756)		2,639,370,038
Preferred Stocks 1.2%
Entertainment 0.1%
8,256	A24 Films LLC#(a)(b)(c)	1,259,535
IT Services 0.2%
287,787	Druva, Inc., Series 4*#(a)(b)	2,146,891
461,441	Druva, Inc., Series 5*#(a)(b)	4,448,291
		6,595,182
Software 0.4%
10	Databricks, Inc., Series B*#(a)(b)	1,900
801	Databricks, Inc., Series C*#(a)(b)	152,190
16,466	Databricks, Inc., Series D*#(a)(b)	3,128,540
6,358	Databricks, Inc., Series E*#(a)(b)	1,208,020
Number of Shares		Value
Software – cont'd
3,258	Databricks, Inc., Series F*#(a)(b)	$619,020
39	Databricks, Inc., Series G*#(a)(b)	7,410
95	Databricks, Inc., Series H*#(a)(b)	18,050
12,228	Databricks, Inc., Series K*#(a)(b)	2,323,320
90,310	Signifyd, Inc., Series Seed*#(a)(b)	160,752
39,343	Signifyd, Inc., Series A*#(a)(b)	71,998
33,179	Superhuman Platform, Inc., Series 3*#(a)(b)	849,382
82,373	Videoamp, Inc., Series F1*#(a)(b)	1,300,011
		9,840,593
Specialty Retail 0.5%
7,000	Fabletics LLC, Series G*#(a)(b)	12,056,520
5,623	Savage X Fenty, Series C1*#(a)(b)	13,525
72,983	Savage X Fenty, Series D*#(a)(b)	862,783
		12,932,828
Total Preferred Stocks (Cost $25,438,452)		30,628,138

Short-Term Investments 0.0%‡
Investment Companies 0.0%‡
774,227	State Street Institutional Treasury Money Market Fund Premier Class, 3.63%(d) (Cost $774,227)	774,227
Total Investments 100.0% (Cost $1,325,730,435)		2,670,772,403
Other Assets Less Liabilities 0.0%‡		1,056,495
Net Assets 100.0%		$2,671,828,898

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of May 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at May 31, 2026 amounted to $148,489,810, which represents 5.6% of net assets of the Fund.

(c)	Security represented in Units.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
(d)	Represents 7-day effective yield as of May 31, 2026.
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2026 amounted to $148,489,810, which represents 5.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2026	Fair Value Percentage of Net Assets as of 5/31/2026
A24 Films LLC	2/25/2022	$940,028	$1,259,535	0.1%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	1,050,908	0.0%
Canva, Inc.	3/19/2024	5,000,507	7,717,104	0.3%
Databricks, Inc. (Series B Preferred Shares)	3/12/2025	925	1,900	0.0%
Databricks, Inc. (Series C Preferred Shares)	3/12/2025	74,092	152,190	0.0%
Databricks, Inc. (Series D Preferred Shares)	3/12/2025	1,523,105	3,128,540	0.1%
Databricks, Inc. (Series E Preferred Shares)	3/12/2025	588,115	1,208,020	0.0%
Databricks, Inc. (Series F Preferred Shares)	3/12/2025	301,365	619,020	0.0%
Databricks, Inc. (Series G Preferred Shares)	3/12/2025	3,608	7,410	0.0%
Databricks, Inc. (Series H Preferred Shares)	3/12/2025	8,787	18,050	0.0%
Databricks, Inc. (Series K Preferred Shares)	9/8/2025	1,834,200	2,323,320	0.1%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	1,500,003	2,146,891	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,325,000	4,448,291	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	7,000,000	12,056,520	0.5%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	23,018,872	107,692,025	4.0%
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	1,000,028	13,525	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	169,715	862,783	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	1,213,732	71,998	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	2,786,053	160,752	0.0%
Superhuman Platform, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	869,685	849,382	0.0%
Superhuman Platform, Inc. Class A	12/23/2021-1/24/2022	2,804,542	1,401,635	0.1%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	1,300,011	1,300,011	0.1%
Total		$57,262,372	$148,489,810	5.6%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$278,876,449	$—	$10,169,647	$289,046,096
Specialty Retail	93,943,360	—	107,692,025	201,635,385
Other Common Stocks#	2,148,688,557	—	—	2,148,688,557
Total Common Stocks	2,521,508,366	—	117,861,672	2,639,370,038
Preferred Stocks#	—	—	30,628,138	30,628,138
Short-Term Investments	—	774,227	—	774,227
Total Investments	$2,521,508,366	$774,227	$148,489,810	$2,670,772,403

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2026
Investments in Securities:
Common Stocks(1)	$96,174	$—	$—	$21,688	$—	$—	$—	$—	$117,862	$21,688
Preferred Stocks(1)	23,761	—	—	3,774	1,834	—	—	—	29,369	3,774
Preferred Units(1)	1,209	—	—	50	—	—	—	—	1,259	50
Total	$121,144	$—	$—	$25,512	$1,834	$—	$—	$—	$148,490	$25,512

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$117,861,672	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.8x -9.8x	2.8x	Increase
			Enterprise value/ EBITDA multiple (EV/EBITDA)	20.0x	20.0x	Increase
			Discount Rate	3.6%	3.6%	Decrease
			Term (Years)	0.7	0.7	Decrease
			Expected Volatility	80.0%	80.0%	Decrease
			Transaction Price	$13.10 - $1,646.14	$1,395.10	Increase
Preferred Stocks	29,368,603	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	0.9x - 5.5x	2.5x	Increase
			Discount Rate	0.3% - 15.0%	10.0%	Decrease
			Term (Years)	0.7 - 2.5	0.9	Decrease
			Expected Volatility	25.0% -70.0%	60.0%	Decrease
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
			Transaction Price	$4.55 - $190.00	$155.90	Increase
Preferred Units	$1,259,535	Market Approach	Enterprise value/ Revenue multiple (EV/Revenue)	3.3x	3.3x	Increase
			Discount Rate	3.6%	3.6%	Decrease
			Term (Years)	0.8	0.8	Decrease
			Expected Volatility	30.0%	30.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 95.7%
Aerospace & Defense 3.3%
1,258,203	Boeing Co.*	$290,833,623
56,563	Northrop Grumman Corp.	31,883,432
		322,717,055
Air Freight & Logistics 1.1%
271,213	FedEx Corp.	111,671,953
Banks 10.9%
1,602,604	Bank of America Corp.	82,694,366
1,790,633	Citizens Financial Group, Inc.	111,484,811
2,888,074	Fifth Third Bancorp	144,201,535
893,312	JPMorgan Chase & Co.	267,377,215
508,530	M&T Bank Corp.	109,898,418
698,528	PNC Financial Services Group, Inc.	154,458,511
2,219,133	Truist Financial Corp.	106,984,402
1,339,084	Wells Fargo & Co.	103,832,573
		1,080,931,831
Biotechnology 2.2%
365,843	Amgen, Inc.	123,212,264
719,983	Gilead Sciences, Inc.	96,787,315
		219,999,579
Capital Markets 5.3%
1,748,232	Charles Schwab Corp.	152,708,065
618,316	CME Group, Inc.	169,134,159
534,359	Morgan Stanley	111,146,672
15,822	MSCI, Inc.	9,989,694
190,829	S&P Global, Inc.	80,911,496
		523,890,086
Chemicals 2.8%
3,672,187	Dow, Inc.	123,936,311
312,457	Linde PLC	155,506,725
		279,443,036
Communications Equipment 2.1%
1,691,773	Cisco Systems, Inc.	203,723,305
Consumer Finance 1.0%
542,375	Capital One Financial Corp.	101,928,534
Consumer Staples Distribution & Retail 1.5%
1,261,685	Walmart, Inc.	146,040,039
Electric Utilities 1.8%
1,067,330	FirstEnergy Corp.	49,513,438
1,487,677	NextEra Energy, Inc.	129,442,776
		178,956,214
Number of Shares		Value
Electrical Equipment 1.7%
168,478	AMETEK, Inc.	$38,050,756
298,734	Rockwell Automation, Inc.	134,746,958
		172,797,714
Energy Equipment & Services 2.2%
2,836,077	Halliburton Co.	110,181,591
2,040,409	SLB Ltd.	111,304,311
		221,485,902
Entertainment 1.7%
916,273	Walt Disney Co.	93,304,079
2,674,775	Warner Bros Discovery, Inc.*	72,245,673
		165,549,752
Ground Transportation 2.2%
2,636,506	CSX Corp.	119,328,261
358,970	Union Pacific Corp.	94,279,881
		213,608,142
Health Care Equipment & Supplies 3.3%
1,174,281	Abbott Laboratories	100,518,454
1,206,350	Edwards Lifesciences Corp.*	104,313,084
1,582,632	Medtronic PLC	116,814,068
		321,645,606
Health Care Providers & Services 2.5%
204,544	Humana, Inc.	62,471,829
494,691	UnitedHealth Group, Inc.	188,135,934
		250,607,763
Hotels, Restaurants & Leisure 2.5%
1,896,397	Carnival Corp. Ltd.	53,212,900
94,957	McDonald's Corp.	26,511,994
1,273,369	Wynn Resorts Ltd.	128,890,410
285,279	Yum! Brands, Inc.	42,207,028
		250,822,332
Household Products 0.9%
643,539	Colgate-Palmolive Co.	58,002,170
232,678	Procter & Gamble Co.	33,403,254
		91,405,424
Industrial Conglomerates 0.6%
239,388	Honeywell International, Inc.	56,940,830
Industrial REITs 0.5%
311,003	Prologis, Inc.	44,619,600
Interactive Media & Services 2.1%
543,324	Alphabet, Inc. Class C	204,523,453
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 0.9%
472,080	Danaher Corp.	$86,234,854
Machinery 4.6%
127,921	Caterpillar, Inc.	112,042,166
271,904	Cummins, Inc.	175,821,284
31,724	Deere & Co.	17,200,118
351,465	Illinois Tool Works, Inc.	86,910,265
844,640	Ingersoll Rand, Inc.	60,510,010
		452,483,843
Metals & Mining 10.3%
240,899	Agnico Eagle Mines Ltd.	44,120,652
1,686,939	BHP Group Ltd. ADR(a)	149,985,746
2,879,953	Freeport-McMoRan, Inc.	189,241,712
1,593,561	Rio Tinto PLC ADR	169,538,955
1,825,785	Southern Copper Corp.	349,272,686
294,690	Steel Dynamics, Inc.	76,663,603
327,124	Wheaton Precious Metals Corp.	43,376,642
		1,022,199,996
Oil, Gas & Consumable Fuels 9.2%
1,038,345	Chevron Corp.	189,456,429
905,418	ConocoPhillips	103,199,544
2,614,123	Exxon Mobil Corp.	379,727,507
883,383	Phillips 66	155,369,402
1,197,399	Williams Cos., Inc.	85,482,314
		913,235,196
Pharmaceuticals 5.9%
1,229,879	Johnson & Johnson	277,128,635
1,215,862	Merck & Co., Inc.	144,347,137
6,055,271	Pfizer, Inc.	158,526,995
		580,002,767
Professional Services 0.2%
109,874	Automatic Data Processing, Inc.	24,374,448
Semiconductors & Semiconductor Equipment 8.1%
287,001	Advanced Micro Devices, Inc.*	148,121,216
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
32,685	First Solar, Inc.*	$10,027,431
3,498,059	Intel Corp.*	401,157,406
248,668	Micron Technology, Inc.	241,456,628
		800,762,681
Software 0.5%
284,755	Salesforce, Inc.	54,416,681
Technology Hardware, Storage & Peripherals 2.1%
252,000	Dell Technologies, Inc. Class C	106,069,320
57,873	Sandisk Corp.*	98,093,578
		204,162,898
Tobacco 1.0%
561,433	Philip Morris International, Inc.	99,586,986
Trading Companies & Distributors 0.7%
55,689	W.W. Grainger, Inc.	68,733,591
Total Common Stocks (Cost $6,678,092,087)		9,469,502,091

Short-Term Investments 4.4%
Investment Companies 4.4%
370,877,639	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b)	370,877,639
67,782,521	State Street Navigator Securities Lending Government Money Market Portfolio, 3.64%(b)(c)	67,782,521
Total Short-Term Investments (Cost $438,660,160)		438,660,160
Total Investments 100.1% (Cost $7,116,752,247)		9,908,162,251
Liabilities Less Other Assets (0.1)%		(12,254,582)
Net Assets 100.0%		$9,895,907,669

*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2026. Total value of all such securities at May 31, 2026 amounted to $67,148,122 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2026.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$9,469,502,091	$—	$—	$9,469,502,091
Short-Term Investments	—	438,660,160	—	438,660,160
Total Investments	$9,469,502,091	$438,660,160	$—	$9,908,162,251

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 98.8%
Aerospace & Defense 9.8%
85,594	BWX Technologies, Inc.	$16,766,153
24,730	Curtiss-Wright Corp.	18,488,395
122,832	FTAI Aviation Ltd.	31,978,083
61,325	HEICO Corp.	21,352,138
317,239	Howmet Aerospace, Inc.	81,926,972
356,624	Rocket Lab Corp.*	51,168,412
		221,680,153
Banks 0.9%
1,539,803	NU Holdings Ltd. Class A*	20,217,613
Biotechnology 6.0%
51,892	Alnylam Pharmaceuticals, Inc.*	15,670,346
49,091	Ascendis Pharma AS*	11,001,784
249,129	Insmed, Inc.*	26,634,381
294,671	Ionis Pharmaceuticals, Inc.*	22,542,332
148,585	Natera, Inc.*	33,189,432
123,703	Nuvalent, Inc. Class A*	13,655,574
34,590	Praxis Precision Medicines, Inc.*	12,105,462
		134,799,311
Capital Markets 3.2%
155,890	Bank of New York Mellon Corp.	21,735,743
82,207	Evercore, Inc. Class A	28,021,078
229,342	Tradeweb Markets, Inc. Class A	22,991,535
		72,748,356
Communications Equipment 1.6%
43,366	Lumentum Holdings, Inc.*	37,076,195
Construction & Engineering 7.1%
475,230	API Group Corp.*	19,484,430
30,917	Comfort Systems USA, Inc.	56,522,769
117,615	Quanta Services, Inc.	83,710,124
		159,717,323
Consumer Staples Distribution & Retail 1.7%
23,949	Casey's General Stores, Inc.	18,372,236
251,635	U.S. Foods Holding Corp.*	20,596,325
		38,968,561
Diversified Telecommunication Services 2.3%
453,411	AST SpaceMobile, Inc.*(a)	51,421,342
Electrical Equipment 7.6%
83,191	AMETEK, Inc.	18,788,687
78,685	Generac Holdings, Inc.*	21,867,349
Number of Shares		Value
Electrical Equipment – cont'd
279,548	Nextpower, Inc. Class A*	$43,721,307
280,449	Vertiv Holdings Co. Class A	88,540,554
		172,917,897
Electronic Equipment, Instruments & Components 3.3%
75,078	Celestica, Inc.*	28,934,310
40,752	Coherent Corp.*	14,730,625
169,866	Corning, Inc.	30,772,925
		74,437,860
Energy Equipment & Services 1.3%
234,382	Baker Hughes Co.	14,972,322
213,563	TechnipFMC PLC	14,611,981
		29,584,303
Entertainment 1.4%
184,409	Live Nation Entertainment, Inc.*	31,056,320
Financial Services 0.7%
226,048	Affirm Holdings, Inc.*	16,648,435
Ground Transportation 0.8%
87,686	XPO, Inc.*	18,786,725
Health Care Equipment & Supplies 3.0%
469,301	Dexcom, Inc.*	34,606,255
59,858	IDEXX Laboratories, Inc.*	33,731,779
		68,338,034
Health Care Providers & Services 1.7%
142,588	Cardinal Health, Inc.	28,061,319
200,980	RadNet, Inc.*	11,160,419
		39,221,738
Hotels, Restaurants & Leisure 9.4%
135,584	Cava Group, Inc.*	10,529,454
108,853	Darden Restaurants, Inc.	22,196,215
85,518	Expedia Group, Inc.	19,309,109
241,505	Hilton Worldwide Holdings, Inc.	79,131,528
189,573	Royal Caribbean Cruises Ltd.	53,958,163
298,200	Viking Holdings Ltd.*	27,467,202
		212,591,671
Interactive Media & Services 1.5%
189,116	Reddit, Inc. Class A*	33,284,416
IT Services 4.9%
458,840	Cloudflare, Inc. Class A*	110,956,689
Life Sciences Tools & Services 1.7%
102,822	Waters Corp.*	39,439,435
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Metals & Mining 0.2%
42,931	Anglogold Ashanti PLC	$4,157,438
Oil, Gas & Consumable Fuels 4.8%
136,398	Cameco Corp.	15,372,054
95,188	Cheniere Energy, Inc.	21,403,974
217,238	Targa Resources Corp.	55,410,897
41,647	Texas Pacific Land Corp.	16,367,271
		108,554,196
Professional Services 1.0%
226,347	UL Solutions, Inc. Class A	22,521,526
Semiconductors & Semiconductor Equipment 6.0%
174,540	Lattice Semiconductor Corp.*	25,671,343
40,776	Monolithic Power Systems, Inc.	63,863,779
123,117	Teradyne, Inc.	46,083,924
		135,619,046
Software 6.0%
353,358	Datadog, Inc. Class A*	87,403,101
131,960	Hut 8 Corp.*	16,472,567
333,488	IREN Ltd.*(a)	21,189,827
436,296	Terawulf, Inc.*	11,151,726
		136,217,221
Specialty Retail 5.2%
101,868	Burlington Stores, Inc.*	32,987,915
687,855	Carvana Co.*	50,213,415
147,847	Ross Stores, Inc.	34,260,585
		117,461,915
Technology Hardware, Storage & Peripherals 1.6%
10,551	Sandisk Corp.*	17,883,734
Number of Shares		Value
Technology Hardware, Storage & Peripherals – cont'd
19,839	Seagate Technology Holdings PLC	$17,454,352
		35,338,086
Textiles, Apparel & Luxury Goods 1.6%
248,436	Tapestry, Inc.	36,137,501
Trading Companies & Distributors 2.5%
897,610	Fastenal Co.	39,674,362
977,325	QXO, Inc.*	16,858,856
		56,533,218
Total Common Stocks (Cost $1,936,752,065)		2,236,432,524

Short-Term Investments 0.8%
Investment Companies 0.8%
3,109,113	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b)	3,109,113
14,375,998	State Street Navigator Securities Lending Government Money Market Portfolio, 3.64%(b)(c)	14,375,998
Total Short-Term Investments (Cost $17,485,111)		17,485,111
Total Investments 99.6% (Cost $1,954,237,176)		2,253,917,635
Other Assets Less Liabilities 0.4%		9,536,086
Net Assets 100.0%		$2,263,453,721

*	Non-income producing security.
(a)
All or a portion of this security is on loan at May 31, 2026. Total value of all such securities at May 31,
2026 amounted to $14,698,679, collateralized by cash collateral of $14,375,998 and non-cash
(U.S. Treasury Securities) collateral of $1,347,426 for the Fund.

(b)	Represents 7-day effective yield as of May 31, 2026.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$2,236,432,524	$—	$—	$2,236,432,524
Short-Term Investments	—	17,485,111	—	17,485,111
Total Investments	$2,236,432,524	$17,485,111	$—	$2,253,917,635

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 100.0%
Aerospace & Defense 2.4%
839	General Dynamics Corp.	$290,982
3,159	L3Harris Technologies, Inc.	995,654
		1,286,636
Air Freight & Logistics 0.8%
459	FedEx Corp.	188,993
4,987	GXO Logistics, Inc.*	249,899
		438,892
Automobile Components 1.7%
13,747	Aptiv PLC*	933,971
Automobiles 1.6%
10,380	General Motors Co.	864,031
Banks 3.8%
21,918	First Horizon Corp.	531,073
45,889	Huntington Bancshares, Inc.	750,744
15,542	Truist Financial Corp.	749,280
		2,031,097
Building Products 3.8%
14,971	Fortune Brands Innovations, Inc.	582,971
20,235	Resideo Technologies, Inc.*	632,748
19,423	Trex Co., Inc.*	804,112
		2,019,831
Chemicals 1.0%
9,301	Ashland, Inc.	538,528
Communications Equipment 2.3%
1,787	Ciena Corp.*	1,036,871
533	Motorola Solutions, Inc.	214,948
		1,251,819
Construction & Engineering 2.2%
9,307	Arcosa, Inc.	1,179,662
Consumer Finance 2.1%
15,901	Ally Financial, Inc.	680,722
5,161	Bread Financial Holdings, Inc.	459,690
		1,140,412
Consumer Staples Distribution & Retail 1.0%
4,565	Dollar Tree, Inc.*	531,549
Containers & Packaging 1.0%
3,434	Avery Dennison Corp.	546,246
Electric Utilities 2.3%
2,260	American Electric Power Co., Inc.	286,274
20,969	FirstEnergy Corp.	972,752
		1,259,026
Number of Shares		Value
Electrical Equipment 0.5%
577	Rockwell Automation, Inc.	$260,262
Electronic Equipment, Instruments & Components 7.7%
3,297	Coherent Corp.*	1,191,767
11,168	IPG Photonics Corp.*	1,278,959
6,014	Itron, Inc.*	496,035
1,935	Teledyne Technologies, Inc.*	1,199,371
		4,166,132
Energy Equipment & Services 1.7%
14,414	Baker Hughes Co.	920,766
Entertainment 2.5%
83,287	Lionsgate Studios Corp.*	1,195,169
5,253	Starz Entertainment Corp.*	122,815
		1,317,984
Food Products 1.8%
60,584	Magnum Ice Cream Co. NV*	981,461
Health Care Equipment & Supplies 1.7%
9,610	Haemonetics Corp.*	651,654
3,243	Zimmer Biomet Holdings, Inc.	266,996
		918,650
Health Care Providers & Services 1.1%
781	McKesson Corp.	579,846
Hotels, Restaurants & Leisure 5.0%
51,009	Brightstar Lottery PLC	572,831
19,483	MGM Resorts International*	850,823
11,171	Travel & Leisure Co.	759,628
12,465	United Parks & Resorts, Inc.*	500,220
		2,683,502
Independent Power and Renewable Electricity Producers 1.6%
2,658	Ormat Technologies, Inc.	364,757
3,086	Vistra Corp.	494,470
		859,227
Industrial REITs 1.2%
17,518	STAG Industrial, Inc.	663,407
Insurance 3.2%
5,188	Globe Life, Inc.	795,009
28,439	Ryan Specialty Holdings, Inc.	905,782
		1,700,791
IT Services 1.2%
17,105	Kyndryl Holdings, Inc.*	213,299
7,549	Wix.com Ltd.*	423,197
		636,496
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 3.0%
7,407	Bruker Corp.	$436,198
6,339	IQVIA Holdings, Inc.*	1,155,029
		1,591,227
Machinery 2.8%
43,456	Gates Industrial Corp. PLC*	1,126,379
2,554	Middleby Corp.*	395,896
		1,522,275
Media 0.5%
12,815	Trade Desk, Inc. Class A*	276,291
Multi-Utilities 2.8%
29,029	CenterPoint Energy, Inc.	1,226,766
6,410	NiSource, Inc.	296,270
		1,523,036
Oil, Gas & Consumable Fuels 5.0%
12,629	Devon Energy Corp.	561,864
6,884	EOG Resources, Inc.	918,188
17,357	Williams Cos., Inc.	1,239,116
		2,719,168
Professional Services 3.2%
284,147	Alight, Inc. Class A	267,752
11,334	Concentrix Corp.	320,639
135,381	Conduent, Inc.*	234,209
25,292	KBR, Inc.	883,955
		1,706,555
Real Estate Management & Development 2.0%
38,933	Compass, Inc. Class A*	320,419
2,714	Jones Lang LaSalle, Inc.*	766,189
		1,086,608
Retail REITs 1.7%
12,079	Regency Centers Corp.	934,311
Semiconductors & Semiconductor Equipment 8.4%
12,304	Enphase Energy, Inc.*	841,102
15,023	Intel Corp.*	1,722,838
3,027	MACOM Technology Solutions Holdings, Inc.*	1,103,765
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
11,346	Skyworks Solutions, Inc.	$883,286
		4,550,991
Software 8.3%
1,575	Adobe, Inc.*	408,256
11,360	Docusign, Inc.*	596,627
24,211	Gitlab, Inc. Class A*	751,751
5,385	Monday.com Ltd.*	450,294
48,814	UiPath, Inc. Class A*	572,100
27,359	Varonis Systems, Inc.*	934,310
7,312	Zoom Communications, Inc.*	742,826
		4,456,164
Specialty Retail 0.6%
4,000	Best Buy Co., Inc.	311,800
Technology Hardware, Storage & Peripherals 4.0%
7,373	Everpure, Inc. Class A*	586,227
36,854	Hewlett Packard Enterprise Co.	1,586,196
		2,172,423
Textiles, Apparel & Luxury Goods 0.5%
42,602	Under Armour, Inc. Class C*	244,110
Trading Companies & Distributors 2.0%
7,824	AerCap Holdings NV	1,090,587
Total Common Stocks (Cost $38,990,070)		53,895,770

Short-Term Investments 0.1%
Investment Companies 0.1%
29,852	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(a) (Cost $29,852)	29,852
Total Investments 100.1% (Cost $39,019,922)		53,925,622
Liabilities Less Other Assets (0.1)%		(33,655)
Net Assets 100.0%		$53,891,967

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$53,895,770	$—	$—	$53,895,770
Short-Term Investments	—	29,852	—	29,852
Total Investments	$53,895,770	$29,852	$—	$53,925,622

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 98.9%
Aerospace & Defense 0.4%
5,000	RTX Corp.	$898,300
Automobiles 3.2%
96,000	General Motors Co.	7,991,040
Banks 2.6%
22,000	JPMorgan Chase & Co.	6,584,820
Broadline Retail 2.5%
23,000	Amazon.com, Inc.*	6,224,720
Building Products 1.2%
6,500	Trane Technologies PLC	2,933,450
Capital Markets 10.0%
197,000	Brookfield Corp.	8,981,230
25,000	Intercontinental Exchange, Inc.	3,696,250
35,000	Morgan Stanley	7,280,000
55,000	Nasdaq, Inc.	5,088,600
		25,046,080
Chemicals 1.7%
8,500	Linde PLC	4,230,365
Commercial Services & Supplies 0.7%
20,000	Veralto Corp.	1,644,600
Communications Equipment 2.1%
13,000	Motorola Solutions, Inc.	5,242,640
Construction Materials 1.9%
22,000	Eagle Materials, Inc.	4,865,960
Consumer Staples Distribution & Retail 3.7%
29,000	BJ's Wholesale Club Holdings, Inc.*	2,473,120
85,000	U.S. Foods Holding Corp.*	6,957,250
		9,430,370
Electric Utilities 3.6%
74,000	Alliant Energy Corp.	5,299,140
44,000	NextEra Energy, Inc.	3,828,440
		9,127,580
Electrical Equipment 3.6%
31,000	nVent Electric PLC	5,176,690
8,500	Rockwell Automation, Inc.	3,834,010
		9,010,700
Financial Services 7.2%
36,000	Apollo Global Management, Inc.	4,633,560
22,500	Berkshire Hathaway, Inc. Class B*	10,675,800
Number of Shares		Value
Financial Services – cont'd
8,500	Visa, Inc. Class A	$2,774,060
		18,083,420
Food Products 0.8%
49,000	Lamb Weston Holdings, Inc.	2,115,820
Ground Transportation 2.0%
19,500	Union Pacific Corp.	5,121,480
Health Care Providers & Services 2.0%
13,000	HCA Healthcare, Inc.	4,921,020
Hotels, Restaurants & Leisure 4.5%
129,000	Aramark	6,886,020
16,000	McDonald's Corp.	4,467,200
		11,353,220
Insurance 2.0%
16,500	Chubb Ltd.	5,143,545
Interactive Media & Services 6.4%
43,000	Alphabet, Inc. Class C	16,186,490
Life Sciences Tools & Services 0.6%
8,000	Danaher Corp.	1,461,360
Machinery 6.0%
36,000	Allison Transmission Holdings, Inc.	4,087,080
4,200	Caterpillar, Inc.	3,678,654
9,000	Nordson Corp.	2,585,970
18,500	Westinghouse Air Brake Technologies Corp.	4,831,460
		15,183,164
Oil, Gas & Consumable Fuels 1.9%
34,000	DT Midstream, Inc.	4,759,320
Pharmaceuticals 2.2%
5,100	Eli Lilly & Co.	5,635,500
Semiconductors & Semiconductor Equipment 10.6%
1,876	ASML Holding NV	3,025,538
19,500	Broadcom, Inc.	8,712,015
71,000	NVIDIA Corp.	14,990,940
		26,728,493
Software 6.4%
23,000	Microsoft Corp.	10,355,520
25,500	Oracle Corp.	5,757,390
		16,112,910
Specialty Retail 3.2%
19,500	Lowe's Cos., Inc.	4,180,020
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
25,000	TJX Cos., Inc.	$3,868,750
		8,048,770
Technology Hardware, Storage & Peripherals 4.8%
38,500	Apple, Inc.	12,014,310
Wireless Telecommunication Services 1.1%
14,500	T-Mobile U.S., Inc.	2,719,185
Total Common Stocks (Cost $157,811,287)		248,818,632

Short-Term Investments 1.2%
Investment Companies 1.2%
3,028,243	State Street Institutional Treasury Money Market Fund Premier Class, 3.63%(a) (Cost $3,028,243)	3,028,243
Total Investments 100.1% (Cost $160,839,530)		251,846,875
Liabilities Less Other Assets (0.1)%		(330,310)
Net Assets 100.0%		$251,516,565

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2026.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$248,818,632	$—	$—	$248,818,632
Short-Term Investments	—	3,028,243	—	3,028,243
Total Investments	$248,818,632	$3,028,243	$—	$251,846,875

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Quality Equity Fund†^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 85.1%
Aerospace & Defense 3.3%
128,024	Space Exploration Technologies Corp. Class A*#(a)(b)	$67,416,158
137,408	Space Exploration Technologies Corp. Class C*#(a)(b)	72,357,679
		139,773,837
Banks 1.5%
517,585	Bank of America Corp.	26,707,386
119,972	JPMorgan Chase & Co.	35,908,819
		62,616,205
Broadline Retail 8.6%
1,345,725	Amazon.com, Inc.*	364,207,014
Building Products 1.1%
101,170	Trane Technologies PLC	45,658,021
Capital Markets 4.6%
2,258,620	Interactive Brokers Group, Inc. Class A	196,432,181
Communications Equipment 2.3%
603,249	Arista Networks, Inc.*	96,200,118
Consumer Finance 1.3%
301,238	Capital One Financial Corp.	56,611,657
Financial Services 6.3%
147	Berkshire Hathaway, Inc. Class A*	104,502,300
309,171	Berkshire Hathaway, Inc. Class B*	146,695,456
34,416	MasterCard, Inc. Class A	17,000,816
		268,198,572
Ground Transportation 0.8%
782,517	CSX Corp.	35,416,719
Health Care Equipment & Supplies 0.4%
112,062	Becton Dickinson & Co.	16,486,562
Health Care Providers & Services 7.0%
458,541	Cencora, Inc.	123,512,604
181,678	Cigna Group	50,397,477
631,690	DaVita, Inc.*	122,775,268
		296,685,349
Hotels, Restaurants & Leisure 1.0%
1,343,194	Compass Group PLC	43,210,551
Household Products 0.7%
345,636	Colgate-Palmolive Co.	31,152,173
Number of Shares		Value
Insurance 1.4%
58,149	Chubb Ltd.	$18,126,788
10,222	Markel Group, Inc.*	18,558,961
122,479	Progressive Corp.	23,320,001
		60,005,750
Interactive Media & Services 10.5%
1,168,881	Alphabet, Inc. Class A	444,572,200
IT Services 1.8%
436,624	GoDaddy, Inc. Class A*	37,475,438
3,211,950	Kyndryl Holdings, Inc.*	40,053,017
		77,528,455
Life Sciences Tools & Services 2.7%
297,010	Waters Corp.*	113,924,126
Machinery 0.5%
277,124	Otis Worldwide Corp.	19,631,464
Materials 0.2%
29,261	Sherwin-Williams Co.	8,890,662
Oil, Gas & Consumable Fuels 0.8%
785,292	Devon Energy Corp.	34,937,641
Pharmaceuticals 0.7%
65,955	Roche Holding AG	27,825,228
Semiconductors & Semiconductor Equipment 16.5%
333,807	Applied Materials, Inc.	150,233,178
1,633,675	NVIDIA Corp.	344,934,140
2,502,000	Taiwan Semiconductor Manufacturing Co. Ltd.	188,096,279
49,433	Texas Instruments, Inc.	15,110,680
		698,374,277
Software 4.4%
15,592	Intuit, Inc.	5,169,216
397,510	Microsoft Corp.	178,974,902
		184,144,118
Specialty Retail 1.4%
96,129	Home Depot, Inc.	30,486,351
184,696	TJX Cos., Inc.	28,581,706
		59,068,057
Technology Hardware, Storage & Peripherals 2.7%
368,363	Apple, Inc.	114,951,358
Trading Companies & Distributors 2.6%
88,097	United Rentals, Inc.	87,715,540
17,787	W.W. Grainger, Inc.	21,953,427
		109,668,967

Total Common Stocks (Cost $2,334,237,423)		3,606,171,262
See Notes to Schedule of Investments

Schedule of Investments Quality Equity Fund†^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 2.6%
Aerospace & Defense 2.6%
21,111	Space Exploration Technologies Corp., Series E*#(a)(b) (Cost $17,099,910)	$111,168,415
Exchange-Traded Funds 9.6%
164,251	iShares Russell 1000 ETF	67,820,880
90,020	State Street SPDR S&P 500 ETF Trust	68,098,330
1,281,782	Vanguard Growth ETF	114,847,667
147,246	Vanguard Russell 1000 Growth ETF	19,379,046
27,742	Vanguard S&P 500 ETF	19,294,284
307,088	Vanguard Total Stock Market ETF	114,402,563
Total Exchange-Traded Funds (Cost $389,410,321)		403,842,770
Principal Amount

Short-Term Investments 2.0%
Certificates of Deposit 0.0%‡
$100,000	Carver Federal Savings Bank, 3.92%, due 6/23/2026	100,000
Principal Amount		Value
Certificates of Deposit – cont'd
$250,000	Self Help Credit Union, 0.10%, due 8/16/2026	$250,000
250,000	Self Help Federal Credit Union, 0.10%, due 6/1/2026	250,000
		600,000
Number of Shares
Investment Companies 2.0%
85,040,391	State Street Institutional Treasury Money Market Fund Premier Class, 3.63%(c)	85,040,391
Total Short-Term Investments (Cost $85,640,391)		85,640,391
Total Investments 99.3% (Cost $2,826,388,045)		4,206,822,838
Other Assets Less Liabilities 0.7%		29,268,803
Net Assets 100.0%		$4,236,091,641

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of May 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at May 31, 2026 amounted to $250,942,252, which represents 5.9% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2026.
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2026 amounted to $250,942,252, which represents 5.9% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2026	Fair Value Percentage of Net Assets as of 5/31/2026
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$17,099,910	$111,168,415	2.6%
Space Exploration Technologies Corp. Class A	8/18/2023	10,369,944	67,416,158	1.6%
Space Exploration Technologies Corp. Class C	8/18/2023	11,130,048	72,357,679	1.7%
Total		$38,599,902	$250,942,252	5.9%
See Notes to Schedule of Investments

Schedule of Investments Quality Equity Fund†^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$—	$—	$139,773,837	$139,773,837
Other Common Stocks#	3,466,397,425	—	—	3,466,397,425
Total Common Stocks	3,466,397,425	—	139,773,837	3,606,171,262
Preferred Stocks#	—	—	111,168,415	111,168,415
Exchange-Traded Funds	403,842,770	—	—	403,842,770
Short-Term Investments	—	85,640,391	—	85,640,391
Total Investments	$3,870,240,195	$85,640,391	$250,942,252	$4,206,822,838

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2026
Investments in Securities:
Common Stocks(1)	$56,272	$—	$—	$83,502	$—	$—	$—	$—	$139,774	$83,502
Preferred Stocks(1)	44,755	—	—	66,413	—	—	—	—	111,168	66,413
Total	$101,027	$—	$—	$149,915	$—	$—	$—	$—	$250,942	$149,915

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$139,773,837	Market Approach	Transaction Price	$526.59	$526.59	Increase
Preferred Stocks	111,168,415	Market Approach	Transaction Price	$526.59	$526.59	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

†   Formerly known as Sustainable Equity Fund through July 28, 2025.
^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 98.5%
Apartments 8.5%
134,625	AvalonBay Communities, Inc.	$24,570,409
47,929	Essex Property Trust, Inc.	13,067,362
376,202	GO Residential Real Estate Investment Trust(a)	3,743,210
287,999	UDR, Inc.	10,627,163
		52,008,144
Capital Markets 1.8%
246,503	Brookfield Corp.	11,238,072
Data Centers 17.4%
169,831	Digital Realty Trust, Inc.	32,267,890
50,566	Equinix, Inc.	54,006,510
156,111	Iron Mountain, Inc.	20,021,236
		106,295,636
Free Standing 6.0%
141,108	Agree Realty Corp.	10,463,158
289,778	Essential Properties Realty Trust, Inc.	8,861,411
280,114	Realty Income Corp.	17,165,386
		36,489,955
Gaming 1.3%
169,887	Gaming & Leisure Properties, Inc.	7,979,592
Health Care 17.1%
228,462	American Healthcare REIT, Inc.	11,169,507
133,329	Janus Living, Inc. Class A-1*	3,569,217
193,982	Omega Healthcare Investors, Inc.	9,070,598
294,844	Ventas, Inc.	24,890,731
273,698	Welltower, Inc.	56,198,411
		104,898,464
Industrial 10.3%
33,258	EastGroup Properties, Inc.	6,715,123
393,716	Prologis, Inc.	56,486,434
		63,201,557
Manufactured Homes 2.2%
220,605	Equity LifeStyle Properties, Inc.	13,626,771
Office 1.7%
449,629	Hudson Pacific Properties, Inc.*	5,386,556
Number of Shares		Value
Office – cont'd
110,113	SL Green Realty Corp.	$4,999,130
		10,385,686
Regional Malls 6.2%
470,296	Macerich Co.	10,591,066
134,524	Simon Property Group, Inc.	27,565,313
		38,156,379
Self Storage 4.9%
122,021	Extra Space Storage, Inc.	17,608,851
40,435	Public Storage	12,279,705
		29,888,556
Shopping Centers 4.0%
227,981	InvenTrust Properties Corp.	7,553,011
265,756	Kimco Realty Corp.	6,399,404
134,479	Regency Centers Corp.	10,401,951
		24,354,366
Single Family Homes 3.8%
205,596	American Homes 4 Rent Class A	6,595,520
561,917	Invitation Homes, Inc.	16,436,072
		23,031,592
Telecommunications 13.3%
228,798	American Tower Corp.	42,776,074
211,173	Crown Castle, Inc.	19,322,329
95,317	SBA Communications Corp.	19,364,602
		81,463,005
Total Common Stocks (Cost $562,507,368)		603,017,775
Short-Term Investments 1.4%
Investment Companies 1.4%
8,561,189	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b) (Cost $8,561,189)	8,561,189
Total Investments 99.9% (Cost $571,068,557)		611,578,964
Other Assets Less Liabilities 0.1%		474,699
Net Assets 100.0%		$612,053,663

*	Non-income producing security.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)  (cont’d)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at May 31, 2026 amounted to $3,743,210, which represents 0.6% of net assets of the Fund.

(b)	Represents 7-day effective yield as of May 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$603,017,775	$—	$—	$603,017,775
Short-Term Investments	—	8,561,189	—	8,561,189
Total Investments	$603,017,775	$8,561,189	$—	$611,578,964

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 99.4%
Aerospace & Defense 1.6%
20,800	Moog, Inc. Class A	$7,487,376
19,061	VSE Corp.	3,529,144
		11,016,520
Automobile Components 0.7%
137,110	Dana, Inc.	4,855,065
Banks 1.2%
57,818	Wintrust Financial Corp.	8,685,998
Biotechnology 13.8%
111,328	Alkermes PLC*	4,696,928
114,462	Arrowhead Pharmaceuticals, Inc.*	8,917,734
14,715	Ascendis Pharma AS*	3,297,779
124,587	Bridgebio Pharma, Inc.*	8,255,135
35,599	Dianthus Therapeutics, Inc.*	3,311,063
22,688	Krystal Biotech, Inc.*	7,011,273
44,347	Kymera Therapeutics, Inc.*	3,610,733
7,251	Madrigal Pharmaceuticals, Inc.*	3,605,705
73,805	Mirum Pharmaceuticals, Inc.*	7,491,207
25,313	Monopar Therapeutics, Inc.*(a)	1,646,357
49,720	Nuvalent, Inc. Class A*	5,488,591
41,226	Palvella Therapeutics, Inc.*	4,883,632
11,877	Praxis Precision Medicines, Inc.*	4,156,594
57,590	Protagonist Therapeutics, Inc.*	5,733,660
42,323	Rhythm Pharmaceuticals, Inc.*	3,737,967
97,120	Travere Therapeutics, Inc.*	4,582,122
106,148	Twist Bioscience Corp.*	7,098,117
87,156	Veracyte, Inc.*	4,038,809
75,086	Xenon Pharmaceuticals, Inc.*	4,109,457
		95,672,863
Building Products 2.8%
38,065	Modine Manufacturing Co.*	10,616,709
181,034	Zurn Elkay Water Solutions Corp.	8,508,598
		19,125,307
Capital Markets 1.5%
129,457	Piper Sandler Cos.	10,150,723
Chemicals 1.4%
62,271	Chemours Co.	1,379,926
67,168	Element Solutions, Inc.	2,849,938
14,456	Hawkins, Inc.	2,237,355
Number of Shares		Value
Chemicals – cont'd
25,760	Sensient Technologies Corp.	$2,932,776
		9,399,995
Commercial Services & Supplies 0.4%
10,011	Clean Harbors, Inc.*	2,813,391
Communications Equipment 1.6%
29,992	Applied Optoelectronics, Inc.*	4,751,033
124,858	Viavi Solutions, Inc.*	6,063,104
		10,814,137
Construction & Engineering 4.7%
168,088	API Group Corp.*	6,891,608
7,900	Argan, Inc.	5,269,458
9,900	MYR Group, Inc.*	4,604,094
18,640	Sterling Infrastructure, Inc.*	16,046,058
		32,811,218
Construction Materials 0.4%
36,356	Knife River Corp.*	2,854,310
Consumer Finance 3.2%
24,653	Dave, Inc.*	6,965,952
68,161	FirstCash Holdings, Inc.	14,989,285
		21,955,237
Consumer Staples Distribution & Retail 2.0%
83,864	Chefs' Warehouse, Inc.*	6,418,951
44,000	PriceSmart, Inc.	7,479,560
		13,898,511
Diversified Consumer Services 0.6%
175,199	OneSpaWorld Holdings Ltd.	4,160,976
Diversified Telecommunication Services 1.1%
670,576	Lumen Technologies, Inc.*	7,369,630
Electrical Equipment 10.0%
72,443	Bloom Energy Corp. Class A*	20,646,255
24,077	Generac Holdings, Inc.*	6,691,239
128,988	Nextpower, Inc. Class A*	20,173,723
43,716	nVent Electric PLC	7,300,135
21,276	Powell Industries, Inc.	6,051,320
26,253	Vicor Corp.*	8,790,555
		69,653,227
Electronic Equipment, Instruments & Components 7.0%
51,646	Advanced Energy Industries, Inc.	15,606,388
23,690	Fabrinet*	15,497,050
207,540	nLight, Inc.*	15,382,865
11,376	TTM Technologies, Inc.*	1,976,239
		48,462,542
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Energy Equipment & Services 1.8%
103,813	Solaris Energy Infrastructure, Inc.	$7,219,156
30,982	TechnipFMC PLC	2,119,789
31,800	Weatherford International PLC	3,295,752
		12,634,697
Health Care Equipment & Supplies 1.3%
93,441	AtriCure, Inc.*	2,585,513
33,544	Glaukos Corp.*	3,466,772
25,881	IRhythm Holdings, Inc.*	2,947,846
		9,000,131
Health Care Providers & Services 6.0%
588,593	AdaptHealth Corp.*	5,962,447
27,254	Billiontoone, Inc. Class A*(a)	2,697,873
124,762	BrightSpring Health Services, Inc.*	7,695,320
264,488	Brookdale Senior Living, Inc.*	3,403,961
78,513	Guardant Health, Inc.*	10,182,351
40,696	HealthEquity, Inc.*	3,580,841
80,152	Hims & Hers Health, Inc.*(a)	2,095,975
103,926	RadNet, Inc.*	5,771,011
		41,389,779
Hotels, Restaurants & Leisure 2.3%
18,900	Hyatt Hotels Corp. Class A	3,427,704
266,369	Life Time Group Holdings, Inc.*	8,811,487
68,725	Red Rock Resorts, Inc. Class A	4,012,165
		16,251,356
Household Durables 0.6%
21,239	Installed Building Products, Inc.	4,459,765
IT Services 1.6%
73,033	DigitalOcean Holdings, Inc.*	11,389,496
Machinery 3.5%
34,018	ESCO Technologies, Inc.	9,929,854
54,581	Mueller Industries, Inc.	7,019,116
24,869	Watts Water Technologies, Inc. Class A	7,684,024
		24,632,994
Metals & Mining 1.8%
50,003	Century Aluminum Co.*	3,298,698
311,313	Coeur Mining, Inc.	6,014,567
51,492	Constellium SE*	1,764,116
58,281	ERO Copper Corp.*	1,774,074
		12,851,455
Number of Shares		Value
Oil, Gas & Consumable Fuels 2.0%
63,398	DT Midstream, Inc.	$8,874,452
370,820	Uranium Energy Corp.*	5,106,192
		13,980,644
Pharmaceuticals 2.4%
33,406	Axsome Therapeutics, Inc.*	7,833,039
133,760	Definium Therapeutics, Inc.*	3,235,654
96,570	Edgewise Therapeutics, Inc.*	3,298,831
64,892	Enliven Therapeutics, Inc.*	2,567,777
		16,935,301
Professional Services 2.4%
191,756	Planet Labs PBC*	9,806,402
69,496	UL Solutions, Inc. Class A	6,914,852
		16,721,254
Semiconductors & Semiconductor Equipment 10.0%
27,215	Aehr Test Systems*	2,512,761
89,151	FormFactor, Inc.*	11,107,323
27,512	Lattice Semiconductor Corp.*	4,046,465
5,869	MACOM Technology Solutions Holdings, Inc.*	2,140,072
161,971	Rambus, Inc.*	23,560,302
52,375	Semtech Corp.*	7,989,282
18,597	Silicon Motion Technology Corp. ADR	5,148,951
13,513	SiTime Corp.*	9,596,933
25,161	Synaptics, Inc.*	3,454,102
		69,556,191
Software 5.5%
92,181	Clear Secure, Inc. Class A	5,111,436
385,247	D-Wave Quantum, Inc.*(a)	11,611,345
32,328	Hut 8 Corp.*	4,035,504
166,123	IREN Ltd.*(a)	10,555,455
263,512	Terawulf, Inc.*	6,735,367
		38,049,107
Technology Hardware, Storage & Peripherals 2.5%
244,873	IonQ, Inc.*(a)	17,647,997
Trading Companies & Distributors 1.7%
21,459	Applied Industrial Technologies, Inc.	6,519,459
78,619	Rush Enterprises, Inc. Class A	5,450,655
		11,970,114
Total Common Stocks (Cost $577,388,817)		691,169,931
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 4.7%
Investment Companies 4.7%
5,514,038	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b)	$5,514,038
26,906,076	State Street Navigator Securities Lending Government Money Market Portfolio, 3.64%(b)(c)	26,906,076
Total Short-Term Investments (Cost $32,420,114)		32,420,114
Total Investments 104.1% (Cost $609,808,931)		723,590,045
Liabilities Less Other Assets (4.1)%		(28,538,535)
Net Assets 100.0%		$695,051,510

*	Non-income producing security.
(a)
All or a portion of this security is on loan at May 31, 2026. Total value of all such securities at May 31,
2026 amounted to $28,966,728, collateralized by cash collateral of $26,906,076 and non-cash
(U.S. Treasury Securities) collateral of $2,089,249 for the Fund.

(b)	Represents 7-day effective yield as of May 31, 2026.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$691,169,931	$—	$—	$691,169,931
Short-Term Investments	—	32,420,114	—	32,420,114
Total Investments	$691,169,931	$32,420,114	$—	$723,590,045

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

May 31, 2026
Notes to Schedule of Investments Neuberger Berman Equity Fundsß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Emerging Markets Equity Fund, Neuberger Equity Income Fund, Neuberger Focus Fund, Neuberger Genesis Fund, Neuberger International Equity Fund, Neuberger International Select Fund, Neuberger Intrinsic Value Fund, Neuberger Large Cap Growth Fund ("Large Cap Growth"), Neuberger Large Cap Value Fund, Neuberger Mid Cap Growth Fund, Neuberger Mid Cap Intrinsic Value Fund, Neuberger Multi-Cap Opportunities Fund, Neuberger Quality Equity Fund, Neuberger Real Estate Fund and Neuberger Small Cap Growth Fund (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820. Prior to December 18, 2025, each Fund included "Neuberger Berman" in place of "Neuberger" in its name.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, preferred stocks, warrants, rights, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are generally valued at the market price of the issuer's common stock. Discounts for contractual sale restrictions (such as lock-ups) are not applied, in accordance with Financial Accounting Standards Board Update No. ASU 2022-03, unless the restriction is regulatory or security-specific and impacts marketability for all holders (Level 1 or Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Neuberger Berman Equity Fundsß (Unaudited)  (cont’d)
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Large Cap Growth and Large Cap Growth expects to remain its sole member.
As of May 31, 2026, the value of Large Cap Growth’s investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$1,205,653	0.0%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Neuberger Berman Equity Fundsß (Unaudited) (cont'd)
Legend
Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
CVR	= Contingent Value Right
GDR	= Global Depositary Receipt
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC